SPINNAKER ADVISOR                                FILE  NOS. 333-41622 /811-8052
                                                 ------------------------------




                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                     FORM N-4


       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
             Pre-Effective Amendment No.     ___                            / /
             Post-Effective Amendment No.     1                             /X/
                                             ---

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                              Amendment No.   20                            /X/
                                             ----
                        (Check appropriate box or boxes.)


                             SAFECO SEPARATE ACCOUNT C
                            (Exact Name of Registrant)

                           SAFECO LIFE INSURANCE COMPANY
                                (Name of Depositor)

                5069 154TH PLACE N.E., REDMOND, WASHINGTON            98052
                ------------------------------------------            ------
             (Address of Depositor's Principal Executive Offices)   (Zip Code)

              Depositor's Telephone Number, including Area Code (425) 376-8000
                                                                --------------

                      NAME AND ADDRESS OF AGENT FOR SERVICE
                             WILLIAM E. CRAWFORD, ESQ.
                               5069 154th Place N.E.
                             Redmond, Washington 98052
                                  (425) 376-5328



Approximate date of Proposed Public Offering.....As Soon as Practicable after
Effective Date


It is proposed that this filing will become effective:
       _____ immediately upon filing pursuant to paragraph (b) of Rule 485
         X   on April 30, 2001 pursuant to paragraph (b) of Rule 485
       -----
       _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:
       ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2000 on or about March 29, 2001.

                            SAFECO SEPARATE ACCOUNT C

                       REGISTRATION STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET

ITEM NO.                                                                                   LOCATION
                                     PART A
Item 1.       Cover Page...............................................................    Cover Page

Item 2.       Definitions..............................................................    Index of Special Terms

Item 3.       Synopsis or Highlights...................................................    Fee Table; Summary

Item 4.       Condensed Financial Information..........................................    Appendix - Accumulation
                                                                                           Unit Value History

Item 5.       General Description of Registrant, Depositor, and Portfolio Companies....    Other Information

Item 6.       Deductions and Expenses..................................................    Expenses; Fee Table

Item 7.       General Description of Variable Annuity Contracts........................    The Annuity Contract

Item 8.       Annuity Period...........................................................    Annuity Payments (Income
                                                                                           Phase)

Item 9.       Distribution Requirements................................................    Annuity Payments (Income
                                                                                           Phase) and Death  Benefit

Item 10.      Purchases and Contract Value.............................................    Purchase

Item 11.      Redemptions..............................................................    Access to Your Money

Item 12.      Taxes....................................................................    Taxes

Item 13.      Legal Proceedings........................................................    Other Information

Item 14.      Table of  Contents of the Statement of Additional Information............    Other Information

ITEM NO.                                                                                   LOCATION
                                     PART B
Item 15.      Cover Page...............................................................    Cover Page

Item 16.      Table of Contents........................................................    Cover Page

Item 17.      General Information and History..........................................    Separate Account;
                                                                                           Experts

Item 18.      Services.................................................................    Not Applicable

Item 19.      Purchase of Securities Being Offered.....................................    Not Applicable

Item 20.      Underwriters.............................................................    Distribution

Item 21.      Calculation of Performance Data..........................................    Performance Information

Item 22.      Annuity Payments.........................................................    Annuity Provisions

Item 23.      Financial Statements.....................................................    Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                   PART A

                                 PROSPECTUS

                                                 SPINNAKER-REGISTERED TRADEMARK-
                                                                         ADVISOR
                                                                Variable Annuity
                                                                       ISSUED BY
                                                                 SAFECO SEPARATE
                                                                       ACCOUNT C
                                                                             AND
                                                                     SAFECO LIFE
                                                               INSURANCE COMPANY

This prospectus describes the Spinnaker Advisor Variable Annuity Contract and contains important information. Please read it before investing and keep it on file for future reference. This prospectus is not valid unless given with current prospectuses for the PORTFOLIOS available under the contract. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.


To learn more about the Spinnaker Advisor Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. The SEC maintains a website at http://www.sec.gov. You may request a free copy of the SAI, or a paper copy of this prospectus if you have received it in an electronic format, by calling us at 1-877-472-3326 or writing us at: PO Box 34690, Seattle, WA 98124-1690.



                                                              Dated: May 1, 2001



SAFECO RESOURCE SERIES TRUST


         - SAFECO RST Equity Portfolio


         - SAFECO RST Growth Opportunities Portfolio


         - SAFECO RST Northwest Portfolio


         - SAFECO RST Bond Portfolio


         - SAFECO RST Money Market Portfolio


         - SAFECO RST Small Company Value Portfolio



AIM VARIABLE INSURANCE FUNDS


         - AIM V.I. Aggressive Growth Fund


         - AIM V.I. Growth Fund



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


         - American Century VP Balanced


         - American Century VP International



DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")


         - Dreyfus IP MidCap Stock Portfolio


         - Dreyfus IP Technology Growth Portfolio



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


         - The Dreyfus Socially Responsible Growth Fund, Inc.



DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")


         - Dreyfus VIF Appreciation Portfolio


         - Dreyfus VIF Quality Bond Portfolio



FEDERATED INSURANCE SERIES


         - Federated High Income Bond Fund II


         - Federated Utility Fund II



VARIABLE INSURANCE PRODUCTS FUND ("VIP")


         - Fidelity VIP Growth Portfolio



VARIABLE INSURANCE PRODUCTS FUND III ("VIP III")


         - Fidelity VIP III Growth Opportunities Portfolio


         - Fidelity VIP III Growth & Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


         - Franklin Small Cap Fund - Class 2


         - Franklin U.S. Government Fund - Class 2


         - Templeton Developing Markets Securities Fund - Class 2



INVESCO VARIABLE INVESTMENT FUNDS, INC.


         - INVESCO VIF-Real Estate Opportunity Fund



J.P. MORGAN SERIES TRUST II


         - J.P. Morgan U.S. Disciplined Equity Portfolio



SCUDDER VARIABLE SERIES I ("VSI")


         - Scudder VSI Balanced Portfolio


         - Scudder VSI International Portfolio

INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------
TABLE OF CONTENTS                                PAGE
-------------------------------------------------------

SUMMARY......................................         1

FEE TABLE....................................         3

EXAMPLES.....................................         5

1.   THE ANNUITY CONTRACT....................         6
     Owner...................................         6
     Annuitant...............................         6
     Assignment..............................         6

2.   ANNUITY PAYMENTS (INCOME PHASE).........         6
     Changing Portfolios During the Income
       Phase.................................         7

3.   PURCHASE................................         8
     Purchase Payments.......................         8
     Allocation of Purchase Payments.........         8
     Accumulation Units......................         8
     Right to Examine........................         8

4.   INVESTMENT OPTIONS......................         8
     Variable Investment Options.............         8
     Fixed Account Options...................         9
     Transfers...............................        10
     Scheduled Transfers.....................        10
       Dollar Cost Averaging.................        10
       Appreciation Sweep....................        10
       Portfolio Rebalancing.................        10
     Limits on Excessive Transfers...........        10

5.   EXPENSES................................        10
     Insurance Charges.......................        10
     Withdrawal Charge.......................        11
     Transfer Charge.........................        11
     Premium Taxes...........................        11
     Income or Other Taxes...................        11
     Portfolio Expenses......................        11

6.   TAXES...................................        11
     Annuity Contracts in General............        11
     Qualified Contracts.....................        11
     Non-qualified Contracts.................        12
     Diversification.........................        12
     Tax Withholding.........................        12

7.   ACCESS TO YOUR MONEY....................        12
     Free Withdrawal Amount..................        12
     Repetitive Withdrawals..................        12
     Withdrawal Restrictions on TSA or
       403(b)................................        13
     Withdrawal Restrictions on Texas
       Optional
       Retirement Program ("Texas ORP")......        13
     Minimum Value...........................        13

8.   PERFORMANCE.............................        13

9.   DEATH BENEFIT...........................        13
     Death During the Accumulation Phase.....        13
     Death During the Income Phase...........        14
     Beneficiary.............................        14

10.  OTHER INFORMATION.......................        14
     SAFECO Life.............................        14
     Separate Account........................        15
     General Account.........................        15
     Distribution (Principal Underwriter)....        15
     Legal Proceedings.......................        15
     Right to Suspend Annuity Payments,
       Transfers, or Withdrawals.............        15
     Voting Rights...........................        15
     Reduction of Charges or Additional
       Amounts Credited......................        15
     Internet Information....................        16
     Financial Statements....................        16

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION..................................        16

APPENDIX
Accumulation Unit Value History..............       A-1

INDEX OF SPECIAL TERMS
We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contract certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                   PAGE
Accumulation Phase...........................         6
Accumulation Unit............................         8
Annuitant....................................         6
Annuity Date.................................         6
Annuity Payments.............................         6
Annuity Unit.................................         8
Beneficiary..................................        14
Fixed Account................................         9
Income Phase.................................         6
Joint Owner..................................         6
Non-qualified................................        12
Owner........................................         6
Portfolios...................................         9
Purchase Payment.............................         8
Qualified....................................        11
Tax Deferral.................................         6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                              THEM IN MORE DETAIL.

---------------------------------------------------

THE ANNUITY CONTRACT
----------------------------------------------

The annuity contract is an agreement between you, the OWNER, and SAFECO Life Insurance Company ("SAFECO Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.


You may divide your money among the available variable investment PORTFOLIOS and FIXED ACCOUNT options. The value of the PORTFOLIOS can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the PORTFOLIOS is not guaranteed and you may lose money. The FIXED ACCOUNT options offer interest rates set and guaranteed by SAFECO Life. Your choices for the various investment options are found in Section 4.



Like most annuities, the contract has an ACCUMULATION PHASE and an INCOME PHASE. During the ACCUMULATION PHASE, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings are based on the investment performance of the PORTFOLIOS you selected and/or the interest rate earned on the FIXED ACCOUNT options. During the INCOME PHASE, the payee (you or someone you choose) will receive payments from your annuity.


The amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE will determine the amount of payments during the INCOME PHASE.

---------------------------------------------------

ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------

You can select from one of four payment options. This selection cannot be changed once you switch to the INCOME PHASE. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the PORTFOLIOS, the dollar amount of your payments will usually go up or down.

---------------------------------------------------

PURCHASE
----------------------------------------------


You can buy the contract with $10,000 or more under most circumstances. You can add $30 or more as often as you like during the ACCUMULATION PHASE. Additional PURCHASE PAYMENTS of $100 or more may be made automatically from your checking or savings account. Higher minimum allocation requirements apply to PURCHASE PAYMENTS made to the FIXED ACCOUNT options.


---------------------------------------------------

INVESTMENT OPTIONS
----------------------------------------------

Not all PORTFOLIOS listed below may be available for all contracts. Each PORTFOLIO is fully described in its accompanying prospectus. Depending upon market conditions, you can make or lose money in any of these PORTFOLIOS.


  - SAFECO RST Equity Portfolio



  - SAFECO RST Growth Opportunities Portfolio



  - SAFECO RST Northwest Portfolio



  - SAFECO RST Bond Portfolio



  - SAFECO RST Money Market Portfolio



  - SAFECO RST Small Company Value Portfolio



  - AIM V.I. Aggressive Growth Fund



  - AIM V.I. Growth Fund



  - American Century VP Balanced



  - American Century VP International



  - Dreyfus IP MidCap Stock Portfolio



  - Dreyfus IP Technology Growth Portfolio



  - The Dreyfus Socially Responsible Growth Fund, Inc.



  - Dreyfus VIF Appreciation Portfolio



  - Dreyfus VIF Quality Bond Portfolio



  - Federated High Income Bond Fund II



  - Federated Utility Fund II



  - Fidelity VIP Growth Portfolio



  - Fidelity VIP III Growth Opportunities Portfolio



  - Fidelity VIP III Growth & Income Portfolio



  - Franklin Small Cap Fund - Class 2



  - Franklin U.S. Government Fund - Class 2



  - Templeton Developing Markets Securities Fund - Class 2



  - INVESCO VIF-Real Estate Opportunity Fund



  - J.P. Morgan U.S. Disciplined Equity Portfolio



  - Scudder VSI Balanced Portfolio



  - Scudder VSI International Portfolio


You may also allocate money to the FIXED ACCOUNT options which credit guaranteed interest rates. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply.

---------------------------------------------------

EXPENSES
----------------------------------------------

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.45% annually of the average daily value of your contract allocated to the PORTFOLIOS. The insurance charges include: mortality and expense risk charge, 1.25%, and asset related administration charge, 0.20%. These are not charged on money allocated to the FIXED ACCOUNT options.

If more than one withdrawal is made during a contract year, a withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply.

You can transfer between investment options up to 12 times per contract year free of a transfer charge. However, certain restrictions apply to transfers made to and/or from the FIXED ACCOUNT options. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.


There are also annual PORTFOLIO expenses which vary depending upon the PORTFOLIOS you select. In 2000, these expenses ranged from 0.54% to 1.81%.


The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the OWNER transaction expenses do not apply. See
Section 5 - Expenses for a complete discussion.

---------------------------------------------------

TAXES
----------------------------------------------

Generally, earnings (including any positive market value adjustments) and amounts equal to PURCHASE PAYMENTS made with pre-tax dollars are not taxed until you take them out. During the ACCUMULATION PHASE, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the INCOME PHASE, ANNUITY PAYMENTS are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

You may take money out at any time during the ACCUMULATION PHASE unless you are restricted by requirements of a retirement plan. You may have to pay income taxes and tax penalties on any money you take out.

---------------------------------------------------

PERFORMANCE
----------------------------------------------

The value of your contract will vary up or down depending upon the investment performance of the PORTFOLIOS you choose. Past performance is not a guarantee of future results.

---------------------------------------------------

DEATH BENEFIT
----------------------------------------------

If you die before moving to the INCOME PHASE, your BENEFICIARY will receive a death benefit.

---------------------------------------------------

OTHER INFORMATION
----------------------------------------------

RIGHT TO EXAMINE. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original PURCHASE PAYMENT if permitted by law.

TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

  - Dollar Cost Averaging: In addition to the Dollar Cost Averaging Fixed Account Option, you may elect to automatically transfer a set amount from any PORTFOLIO to any of the other PORTFOLIOS monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.


  - Appreciation Sweep: If your contract value exceeds $10,000, you may elect to have earnings from the SAFECO RST Money Market Portfolio automatically swept monthly, quarterly, or annually into any other PORTFOLIO of your choice.


  - Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each PORTFOLIO rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

  - Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the ACCUMULATION PHASE.

---------------------------------------------------

INQUIRIES
----------------------------------------------

If you need more information, please contact us at:

    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE N.E.
    REDMOND, W. 98052
    1-877-472-3326
    HTTP://WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SAFECO SEPARATE ACCOUNT C FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES (See Note 2)

Withdrawal Charge

    No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge

    No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES               Mortality and Expense Risk Charge............  1.25%
(as a percentage of average account value)     Asset Related Administration Charge..........  0.20%
                                                                                              -----

                                               Total Separate Account Annual Expenses.......  1.45%
                                                                                              =====

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS



In some cases, the fund advisers or other parties agree to waive or reimburse all or a portion of the PORTFOLIO expenses. For those PORTFOLIOS where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. In cases where this waiver or reimbursement is voluntary, the expense information in the table below has been restated to reflect what the fees would have been without the voluntary waiver or reimbursement. Please see the individual PORTFOLIO prospectuses for more detailed information about PORTFOLIO expenses.



In addition, we have Fund Participation Agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, SAFECO Life may receive an asset based administrative fee from the fund's adviser or distributor that is not deducted from the PORTFOLIO'S assets.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PORTFOLIO EXPENSES                        Management         Distribution and         Other        Total Annual
(as a percentage of average net assets)      Fees          Service (12b-1) Fees      Expenses        Expenses
                                                (after reimbursement and waiver for certain Portfolios)
---------------------------------------------------------------------------------------------------------------

  SAFECO RST Equity Portfolio...             0.74%                 None               0.04%           0.78%
  SAFECO RST Growth Opportunities
    Portfolio................                0.74%                 None               0.03%           0.77%
  SAFECO RST Northwest Portfolio...          0.74%                 None               0.07%           0.81%
  SAFECO RST Bond Portfolio...               0.74%                 None               0.16%           0.90%
  SAFECO RST Money Market Portfolio...       0.65%                 None               0.19%           0.84%
  SAFECO RST Small Company Value
    Portfolio (a)............                0.85%                 None               0.10%           0.95%

  AIM V.I. Aggressive Growth Fund...         0.80%                 None               0.46%           1.26%
  AIM V.I. Growth Fund.......                0.61%                 None               0.22%           0.83%

  American Century VP Balanced...            0.90%                 None               0.00%           0.90%
  American Century VP International...       1.23%                 None               0.00%           1.23%

(Initial Class shares only)
  Dreyfus IP MidCap Stock Portfolio
    (a)(b)...................                0.75%                 None               0.25%           1.00%
  Dreyfus IP Technology Growth
    Portfolio................                0.75%                 None               0.09%           0.84%
  The Dreyfus Socially Responsible
    Growth Fund, Inc.........                0.75%                 None               0.03%           0.78%
  Dreyfus VIF Appreciation Portfolio...      0.75%                 None               0.03%           0.78%
  Dreyfus VIF Quality Bond Portfolio...      0.65%                 None               0.07%           0.72%

  Federated High Income Bond Fund II
    (a)......................                0.60%                 None               0.16%           0.76%
  Federated Utility Fund II (a)...           0.75%                 None               0.16%           0.91%

(Initial Class shares only)
  Fidelity VIP Growth Portfolio (c)...       0.57%                 None               0.08%           0.65%
  Fidelity VIP III Growth Opportunities
    Portfolio (c)............                0.58%                 None               0.10%           0.68%
  Fidelity VIP III Growth & Income
    Portfolio (c)............                0.48%                 None               0.10%           0.58%

  Franklin Small Cap Fund - Class 2
    (a)(d)(e)(f).............                0.49%                0.25%               0.28%           1.02%
  Franklin U.S. Government Fund -
    Class 2 (d)(g)...........                0.51%                0.25%               0.01%           0.77%
  Templeton Developing Markets
    Securities Fund - Class 2 (d)...         1.25%                0.25%               0.31%           1.81%

  INVESCO VIF-Real Estate Opportunity
    Fund (a).................                0.90%                 None               0.83%           1.73%

  J.P. Morgan U.S. Disciplined Equity
    Portfolio................                0.35%                 None               0.50%           0.85%

  Scudder VSI Balanced Portfolio...          0.48%                 None               0.06%           0.54%
  Scudder VSI International
    Portfolio................                0.82%                 None               0.14%           0.96%
---------------------------------------------------------------------------------------------------------------

(a) Expenses absent waiver or reimbursement agreement would have been 1.04% for the SAFECO RST Small Company Value Portfolio, 1.04% for the Dreyfus IP MidCap Stock Portfolio, 1.01% for the Federated High Income Bond Fund II, 1.16% for the Federated Utility Fund II, 1.06% for the Franklin Small Cap Fund - Class 2, and 5.28% for the INVESCO VIF-Real Estate Opportunity Fund.



(b) For the fiscal year ended December 31, 2000, The Dreyfus Corporation further reimbursed the PORTFOLIO for other expenses so that the Total Annual Expenses for the initial share class were 0.98% instead of 1.00%. This additional expense reimbursement was voluntary and the expense information provided in the table has been restated to reflect what the fees would have been without such voluntary reimbursement.



(c) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. With these reductions, the total operating expenses presented in the table would have been 0.64% for the Fidelity VIP Growth Portfolio, 0.66% for the Fidelity VIP III Growth Opportunities Portfolio, and 0.57% for the Fidelity VIP III Growth & Income Portfolio. These offsets may be discontinued at any time.



(d) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(e) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholder for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.



(f) The Manager has agreed in advance to make an estimated reduction of 0.04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.



(g) The Fund administration fee is paid indirectly through management fee.


The above PORTFOLIO expenses were provided by the PORTFOLIOS. We have not independently verified the accuracy of the information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets whether or not the contract is surrendered or annuitized at the end of each time period.


                                                             1 year           3 years           5 years           10 years
--------------------------------------------------------------------------------------------------------------------------
    SAFECO RST Equity Portfolio                               $ 23             $ 70              $119               $256
    SAFECO RST Growth Opportunities Portfolio                 $ 23             $ 69              $119               $255
    SAFECO RST Northwest Portfolio                            $ 23             $ 71              $121               $260
    SAFECO RST Bond Portfolio                                 $ 24             $ 73              $126               $269
    SAFECO RST Money Market Portfolio                         $ 23             $ 72              $123               $263
    SAFECO RST Small Company Value Portfolio                  $ 24             $ 75              $128               $274
--------------------------------------------------------------------------------------------------------------------------
    AIM V.I. Aggressive Growth Fund                           $ 27             $ 84              $143               $304
    AIM V.I. Growth Fund                                      $ 23             $ 71              $122               $262
--------------------------------------------------------------------------------------------------------------------------
    American Century VP Balanced                              $ 24             $ 73              $126               $269
    American Century VP International                         $ 27             $ 83              $142               $301
--------------------------------------------------------------------------------------------------------------------------
    Dreyfus IP MidCap Stock Portfolio                         $ 25             $ 76              $131               $279
    Dreyfus IP Technology Growth Portfolio                    $ 23             $ 72              $123               $263
    The Dreyfus Socially Responsible Growth Fund, Inc.        $ 23             $ 70              $119               $256
    Dreyfus VIF Appreciation Portfolio                        $ 23             $ 70              $119               $256
    Dreyfus VIF Quality Bond Portfolio                        $ 22             $ 68              $116               $250
--------------------------------------------------------------------------------------------------------------------------
    Federated High Income Bond Fund II                        $ 22             $ 69              $118               $254
    Federated Utility Fund II                                 $ 24             $ 74              $126               $270
--------------------------------------------------------------------------------------------------------------------------
    Fidelity VIP Growth Portfolio                             $ 21             $ 66              $113               $243
    Fidelity VIP III Growth Opportunities Portfolio           $ 22             $ 67              $114               $246
    Fidelity VIP III Growth & Income Portfolio                $ 21             $ 64              $109               $236
--------------------------------------------------------------------------------------------------------------------------
    Franklin Small Cap Fund - Class 2                         $ 25             $ 77              $132               $281
    Franklin U.S. Government Fund - Class 2                   $ 23             $ 69              $119               $255
    Templeton Developing Markets Securities Fund - Class 2    $ 33             $100              $170               $356
--------------------------------------------------------------------------------------------------------------------------
    INVESCO VIF-Real Estate Opportunity Fund                  $ 32             $ 98              $166               $348
--------------------------------------------------------------------------------------------------------------------------
    J.P. Morgan U.S. Disciplined Equity Portfolio             $ 23             $ 72              $123               $264
--------------------------------------------------------------------------------------------------------------------------
    Scudder VSI Balanced Portfolio                            $ 20             $ 62              $107               $232
    Scudder VSI International Portfolio                       $ 24             $ 75              $129               $275
--------------------------------------------------------------------------------------------------------------------------


EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table is to show the various expenses you will incur directly and indirectly by investing in the contract. The Fee Table reflects expenses of the Separate Account as well as the PORTFOLIOS.

2. There are situations where all or some of the OWNER transaction expenses do not apply. See Section 5 - Expenses for a complete discussion.

3. The examples do not reflect premium taxes that may apply depending on the state where you live.

4. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

5. The examples assume that current fee waivers and expense reimbursement arrangements for the PORTFOLIOS continue for the periods shown.


             THE APPENDIX CONTAINS ACCUMULATION UNIT VALUE HISTORY.

---------------------------------------------------

1. THE ANNUITY CONTRACT
----------------------------------------------

This prospectus describes a variable annuity contract offered by SAFECO Life.

The annuity contract is an agreement between SAFECO Life and you, the OWNER, where we promise to pay the payee (you or someone you choose) an income in the form of ANNUITY PAYMENTS, beginning on a date you select, or a death benefit to your BENEFICIARY(IES). When you are investing money, your contract is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your contract is in the INCOME PHASE.

Contracts owned by or for individuals generally benefit from TAX DEFERRAL under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment PORTFOLIOS in which you can make or lose money depending upon market conditions. The investment performance of the PORTFOLIO(S) you select affects the value of your contract and the amount of any variable ANNUITY PAYMENTS.

The contract also has two FIXED ACCOUNT options that earn interest at rates set and guaranteed by us. The total interest credited to you in the FIXED ACCOUNT options affects the value of your contract. Unlike variable ANNUITY PAYMENTS, fixed ANNUITY PAYMENTS are not affected by the investment performance of the PORTFOLIOS.

OWNER

The OWNER is as shown on the contract application, unless changed. You, as the OWNER, may exercise all ownership rights under the contract.

The contract can be owned by JOINT OWNERS. Each JOINT OWNER has equal ownership rights and must exercise those rights jointly.

ANNUITANT

The ANNUITANT is the person on whose life ANNUITY PAYMENTS are based. You are the ANNUITANT unless you designate someone else before switching to the INCOME PHASE.

OWNERS who are non-natural persons (e.g., corporations or trusts) may not change the ANNUITANT.

ASSIGNMENT

You can assign the contract. This may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

---------------------------------------------------

2. ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------

You can switch to the INCOME PHASE at any time unless you are restricted by the requirements of a retirement plan. During the INCOME PHASE, the payee (you or someone you choose) will receive ANNUITY PAYMENTS beginning on the ANNUITY DATE. You may select or change an annuity option at any time prior to switching to the INCOME PHASE. Some retirement plans require that the ANNUITANT be the OWNER and payee once ANNUITY PAYMENTS begin.

Switching to the INCOME PHASE is irrevocable. Once you begin receiving ANNUITY PAYMENTS, you cannot switch back to the ACCUMULATION PHASE. During the INCOME PHASE, you cannot add PURCHASE PAYMENTS, change or add an ANNUITANT, change the annuity option, or change between fixed and variable ANNUITY PAYMENTS. If you transfer the right to receive ANNUITY PAYMENTS to someone else, there may be gift and income tax consequences.

ANNUITY PAYMENTS are required to begin on the earlier of:

  - the first available payment date after you elect to begin ANNUITY PAYMENTS;

  - the latest ANNUITY DATE specified in your contract; or

  - a different ANNUITY DATE if required by law.

You can choose whether ANNUITY PAYMENTS will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert ACCUMULATION UNITS to ANNUITY UNITS on the date you switch to the INCOME PHASE. Once ANNUITY PAYMENTS under a life annuity option are started, they cannot be exchanged for a lump sum. See the SAI for additional information.


The amount of each ANNUITY PAYMENT depends on many factors including the guarantees under the annuity option you choose, the frequency of ANNUITY PAYMENTS, the investment performance if you choose variable ANNUITY PAYMENTS, the ANNUITANT'S age at the time you switch to the INCOME PHASE and under some contracts, the ANNUITANT'S sex. If you choose a life annuity option, the number of ANNUITY PAYMENTS the payee receives depends on how long the ANNUITANT lives, not the ANNUITANT'S life expectancy.

    LIFE ANNUITY. The payee receives monthly ANNUITY PAYMENTS as long as the ANNUITANT is living. ANNUITY PAYMENTS stop when the ANNUITANT dies. If the ANNUITANT has a shortened life expectancy, there is a risk that fewer ANNUITY PAYMENTS will be made.

    LIFE ANNUITY WITH GUARANTEED PERIOD. The payee receives monthly ANNUITY PAYMENTS for the longer of the ANNUITANT'S life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the ANNUITANT dies before all guaranteed payments have been made, the rest will be made to the BENEFICIARY. ANNUITY PAYMENTS stop the later of the date the ANNUITANT dies or the date the last guaranteed payment is made. The amount of the ANNUITY PAYMENTS may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher ANNUITY PAYMENTS during the ANNUITANT'S life and fewer or no remaining guaranteed payments to the BENEFICIARY.


    JOINT AND SURVIVOR LIFE ANNUITY. The payee receives monthly ANNUITY PAYMENTS as long as the ANNUITANT is living. After the ANNUITANT dies, the payee receives a specified percentage of each ANNUITY PAYMENT as long as the second ANNUITANT is living. You name the second ANNUITANT and payment percentage at the time you elect this option. Choosing a lower percentage amount paid after the death of the ANNUITANT and while the second ANNUITANT is living results in higher payments while both ANNUITANTS are living. ANNUITY PAYMENTS stop the later of the date the ANNUITANT dies or the date the second ANNUITANT DIES.


    PAYMENTS BASED ON A NUMBER OF YEARS. The payee receives ANNUITY PAYMENTS based on a number of years as selected by you and agreed to by us. You may select monthly, quarterly, or annual ANNUITY PAYMENTS. Each ANNUITY PAYMENT reduces the number of ACCUMULATION UNITS and/or value of the Guaranteed Interest Period Fixed Account Option in the contract. Each ANNUITY PAYMENT made from the Guaranteed Interest Period Fixed Account Option may be subject to a market value adjustment. ANNUITY PAYMENTS continue until the entire value in the PORTFOLIOS and/or Guaranteed Interest Period Fixed Account Option has been paid out. You can stop these ANNUITY PAYMENTS and receive a lump sum equal to the remaining contract value plus or minus any market value adjustment if applicable. There may be tax consequences and penalties for stopping these ANNUITY PAYMENTS. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the ANNUITANT'S life. If the OWNER dies before all ANNUITY PAYMENTS have been made, there will be a death benefit payable to the BENEFICIARY. See Section 9 - Death Benefit for more information.

If you do not choose an annuity option at least 30 days before the latest ANNUITY DATE specified in your contract, we will make ANNUITY PAYMENTS under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the ANNUITANT'S life expectancy.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We may require proof of age or sex before beginning ANNUITY PAYMENTS that are based on life or life expectancy. If the age or sex of any ANNUITANT has been misstated, ANNUITY PAYMENTS will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an ANNUITANT is living before we make any payment.


Any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS will vary in amount depending on investment performance. Unless you tell us otherwise, ANNUITY PAYMENTS will be based on the investment allocations in place on the date you switch to the INCOME PHASE.


If you choose to have any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS, the dollar amount of each payment will depend on:

  - the value of your contract in the PORTFOLIOS as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the ANNUITY DATE;

  - an assumed investment return; and

  - the investment performance of the PORTFOLIOS you selected.


If actual investment performance of the PORTFOLIOS exceeds the assumed investment return, the value of ANNUITY UNITS increases and the next variable ANNUITY PAYMENT will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of ANNUITY UNITS decreases and the next variable ANNUITY PAYMENT will be smaller. Under the Payments Based on a Number of Years annuity option, actual investment performance of the PORTFOLIOS, any market value adjustments on fixed ANNUITY PAYMENTS, and any withdrawals may affect the amount or duration of ANNUITY PAYMENTS.


CHANGING PORTFOLIOS DURING
THE INCOME PHASE

After you switch to the INCOME PHASE, you may request to change PORTFOLIO elections once a month. Transfers are not allowed to or from the FIXED ACCOUNT options. Changes will affect the number of units used to calculate ANNUITY PAYMENTS. See the SAI for more information.

---------------------------------------------------

3. PURCHASE
----------------------------------------------

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $10,000. Additional PURCHASE PAYMENTS of $30 or more may be added at anytime during the ACCUMULATION PHASE. Your additional PURCHASE PAYMENTS may be made automatically from your checking or savings account. This is referred to as Systematic Investing. PURCHASE PAYMENTS made through Systematic Investing must be $100 or more. PURCHASE PAYMENTS made to the Dollar Cost Averaging Fixed Account Option must be $5,000 or more. PURCHASE PAYMENTS made to a guaranteed period under the Guaranteed Interest Period Fixed Account Option must be $1,000 or more. Any PURCHASE PAYMENT in excess of $1 million requires our prior approval.

Your initial PURCHASE PAYMENT is normally credited to you within two days of our receipt. If your initial PURCHASE PAYMENT is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five days, we will either return your PURCHASE PAYMENT or get your permission to keep it until we have received the necessary information. Your contract date is the date your initial PURCHASE PAYMENT and all required information are received at SAFECO Life.

We reserve the right to refuse any application or PURCHASE PAYMENT.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial and subsequent PURCHASE PAYMENTS by specifying your desired allocations on the contract application. You may change the way subsequent PURCHASE PAYMENTS are allocated by providing us with written instructions or by telephoning us, if we have your written authorization to accept telephone instructions. See "Transfers" as discussed in Section 4.

Once a PURCHASE PAYMENT is received, the portion to be allocated to a FIXED ACCOUNT option is credited as of the day it is received. The portion to be allocated to the PORTFOLIOS is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your PURCHASE PAYMENT it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the PORTFOLIO(S) you choose. In order to keep track of this we use a unit of measure called an ACCUMULATION UNIT, which works like a share of a mutual fund. During the INCOME PHASE, we call them ANNUITY UNITS.


We calculate the value of an ACCUMULATION UNIT for each PORTFOLIO after the NYSE closes each day by:



    1.  determining the total value of the particular PORTFOLIO;



    2.  subtracting from that amount insurance and other charges; and



    3. dividing this amount by the number of outstanding ACCUMULATION UNITS of the particular PORTFOLIO.



The value of an ACCUMULATION UNIT will usually go up or down from day to day.



When you make PURCHASE PAYMENTS or transfers into a PORTFOLIO, we credit your contract with ACCUMULATION UNITS. Similarly, when you request a transfer or withdrawal of money from a PORTFOLIO, ACCUMULATION UNITS are liquidated. In either case, the increase or decrease in the number of your ACCUMULATION UNITS is determined by taking the amount of the PURCHASE PAYMENT, transfer, or withdrawal and dividing it by the value of an ACCUMULATION UNIT on the date the transaction occurs.



    EXAMPLE: On Monday we receive a $1,000 PURCHASE PAYMENT from you before the NYSE closes. You have told us you want this to go to the SAFECO RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the SAFECO RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 ACCUMULATION UNITS for the SAFECO RST Growth Opportunities Portfolio.


RIGHT TO EXAMINE


You may cancel the contract without charge by returning it to us or to your SAFECO Life registered representative within the period stated on the front of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of PURCHASE PAYMENTS, or the greater of the two depending on state requirements or if your contract is an IRA. Contract value may be more or less than PURCHASE PAYMENTS. When we are required to guarantee a return of PURCHASE PAYMENTS, we reserve the right to initially apply amounts designated for the PORTFOLIOS to the SAFECO RST Money Market Portfolio until the contract is 15 days old. These amounts will then be allocated in the manner you selected unless you have canceled the contract.


---------------------------------------------------

4. INVESTMENT OPTIONS
----------------------------------------------

VARIABLE INVESTMENT OPTIONS


The PORTFOLIOS are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. The investment performance for the PORTFOLIOS may differ substantially from publicly traded mutual funds with similar names and objectives.



Each PORTFOLIO has its own investment objective. You should read the prospectuses for the PORTFOLIOS carefully before investing. Copies of these prospectuses accompany this prospectus and may include information on other PORTFOLIOS not available under the contract. Not all PORTFOLIOS listed below may be available for all contracts.



  - SAFECO RST Equity Portfolio



  - SAFECO RST Growth Opportunities Portfolio



  - SAFECO RST Northwest Portfolio



  - SAFECO RST Bond Portfolio



  - SAFECO RST Money Market Portfolio



  - SAFECO RST Small Company Value Portfolio



  - AIM V.I. Aggressive Growth Fund



  - AIM V.I. Growth Fund



  - American Century VP Balanced



  - American Century VP International



  - Dreyfus IP MidCap Stock Portfolio



  - Dreyfus IP Technology Growth Portfolio



  - The Dreyfus Socially Responsible Growth Fund, Inc.



  - Dreyfus VIF Appreciation Portfolio



  - Dreyfus VIF Quality Bond Portfolio



  - Federated High Income Bond Fund II



  - Federated Utility Fund II



  - Fidelity VIP Growth Portfolio



  - Fidelity VIP III Growth Opportunities Portfolio



  - Fidelity VIP III Growth & Income Portfolio



  - Franklin Small Cap Fund - Class 2



  - Franklin U.S. Government Fund - Class 2



  - Templeton Developing Markets Securities Fund - Class 2



  - INVESCO VIF-Real Estate Opportunity Fund



  - J.P. Morgan U.S. Disciplined Equity Portfolio



  - Scudder VSI Balanced Portfolio



  - Scudder VSI International Portfolio


We reserve the right to add, combine, restrict, or remove any PORTFOLIO as an investment option under your contract. If any shares of the PORTFOLIOS are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another PORTFOLIO. We will seek prior approval of the SEC and give you notice before doing this.

FIXED ACCOUNT OPTIONS

The contract also offers two FIXED ACCOUNT options, the Dollar Cost Averaging Fixed Account Option and the Guaranteed Interest Period Fixed Account Option, which credit interest rates that are set and guaranteed by SAFECO Life. Different interest rates may apply to each of your PURCHASE PAYMENTS depending on the interest rate established for the date we receive the PURCHASE PAYMENT and the selection you make. Annual effective interest rates will never be less than 3%.


    DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. We credit interest at a specified rate on amounts prior to their being transferred to PORTFOLIOS you select. Monthly transfers are made over a period of time as selected by you from the available periods shown in the contract. The entire value in this option must be transferred before you allocate an additional PURCHASE PAYMENT to this option. You may not choose this option within 12 months of switching to the INCOME PHASE.



    GUARANTEED INTEREST PERIOD FIXED ACCOUNT OPTION. We credit interest at a specified rate for a guaranteed period. Different guaranteed periods may have different interest rates. Each allocation starts its own guaranteed period. You select one or more guaranteed periods from the available choices. From time to time, we may change or limit the available choices of guaranteed periods. Not all guaranteed periods may be available in all states. Unless you tell us otherwise, we will automatically apply your value at the end of a guaranteed period to a new guaranteed period of the same or next shorter duration at the then current interest rate for that guaranteed period. The next shorter duration will be used if the prior guaranteed period is not currently available. If you move money out during a guaranteed period, either as a transfer, withdrawal, or to purchase ANNUITY PAYMENTS, there will be a market value adjustment. The market value adjustment is based primarily on the difference between the interest rate being credited to the money you move and the current interest rate offered for a guaranteed period of the same duration. In general, if interest rates have dropped, the market value adjustment will be positive and if interest rates have risen, it will be negative. However, upon total withdrawal from a guaranteed period, you will never receive less than 100% of the original amount allocated to that guaranteed period accumulated at 3% annualized interest and adjusted for any prior withdrawals. Unless you tell us otherwise, the market value adjustment will be applied to your remaining contract value. We will not apply a market value adjustment if you move money within 30 days after the end of a guaranteed period. A market value adjustment will apply if your contract value switches to the INCOME PHASE during the guaranteed period you have selected. You may avoid this result by selecting a guaranteed period that does not extend beyond that date. See the SAI for more information including other factors used in calculating the market value adjustment.

TRANSFERS

During the ACCUMULATION PHASE you can transfer money from any of the PORTFOLIOS and/or any guaranteed periods under the Guaranteed Interest Period Fixed Account Option to any of the PORTFOLIOS and/or any new guaranteed periods 12 times per contract year free of a transfer charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any PORTFOLIO or guaranteed period under the Guaranteed Interest Period Fixed Account Option at one time is $500, or the entire value if less. You must transfer the entire amount out of a PORTFOLIO or guaranteed period under the Guaranteed Interest Period Fixed Account Option if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any PORTFOLIO is $50. The minimum you can transfer into a new guaranteed period under the Guaranteed Interest Period Fixed Account Option is $1,000.

We will accept transfers by written request or by telephone. Each transfer must identify:

  - your contract;

  - the amount of the transfer; and

  - which PORTFOLIOS and/or guaranteed periods under the Guaranteed Interest Period Fixed Account Option are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to modify, suspend, or terminate transfer privileges at any time.

SCHEDULED TRANSFERS

You can choose among several investment strategies which are available for any PORTFOLIO that has not had a previous transfer or withdrawal taken during that contract year. For each PORTFOLIO, scheduled transfers can be initiated once during each contract year. Once started, these scheduled transfers will stop if an unscheduled transfer or withdrawal is made from the "source" PORTFOLIO. Scheduled transfers will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" PORTFOLIO. These scheduled transfers will not count against your 12 free transfers as long as you continue them for at least six months.

    DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any PORTFOLIO to any of the other PORTFOLIOS.


    APPRECIATION SWEEP. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% from the SAFECO RST Money Market Portfolio to the other PORTFOLIOS monthly, quarterly, or annually.


    PORTFOLIO REBALANCING. After your money has been invested, the investment performance of the PORTFOLIOS may cause the percentage in each PORTFOLIO to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the PORTFOLIOS to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation Sweep.

LIMITS ON EXCESSIVE TRANSFERS


Even though we permit the limited use of approved asset allocation programs, the contract and the PORTFOLIOS are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to PORTFOLIO management strategies by causing forced and unplanned PORTFOLIO turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by contract OWNERS.


Therefore, we may restrict or eliminate the right to make transfers among PORTFOLIOS if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.

We reserve the right to reject any transfer request from any person if, in our judgment, a PORTFOLIO would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

We will impose such restrictions only if we or any affected PORTFOLIO believe that doing so will prevent harm to other contract OWNERS.

---------------------------------------------------

5. EXPENSES
----------------------------------------------

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of ACCUMULATION and ANNUITY UNITS. The insurance charge has two parts: 1) the mortality and expense risk charge and 2) the asset related administration charge.


    MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each PORTFOLIO. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.



    ASSET RELATED ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.20% of the average daily net asset value of each PORTFOLIO. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract, confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge is not enough to cover the costs of the contract in the future, we will bear the loss. We do not intend to profit from this charge. The rate of the asset related administration charge will not be increased.


WITHDRAWAL CHARGE

We may deduct a withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for ANNUITY PAYMENTS, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less.

If the transfer is part of Dollar Cost Averaging, Appreciation Sweep, or Portfolio Rebalancing it will not be counted as part of your 12 free transfers, provided those transfers continue for at least six months.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each PURCHASE PAYMENT is made. In this case, PURCHASE PAYMENTS as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when ANNUITY PAYMENTS begin. We may make a deduction from your contract for the payment of these taxes.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various PORTFOLIOS. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the PORTFOLIO prospectuses that accompany this prospectus.

---------------------------------------------------

6. TAXES
----------------------------------------------

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings (including any positive market value adjustments) until received. Different tax rules apply to PURCHASE PAYMENTS and distributions depending on how you take money out and whether your contract is QUALIFIED or NON-QUALIFIED.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

QUALIFIED CONTRACTS

Contracts purchased as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), Deferred Compensation Plan ("457"), or other retirement plan, are referred to as QUALIFIED contracts because they are QUALIFIED under the Code to provide TAX DEFERRAL for retirement purposes. You do not have to purchase an annuity contract to qualify for the TAX DEFERRAL offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than TAX DEFERRAL that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a QUALIFIED contract.

QUALIFIED contracts are subject to special rules and limits on PURCHASE PAYMENTS and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's QUALIFIED status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

To the extent PURCHASE PAYMENTS have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, 457, or other retirement plan, are referred to as NON-QUALIFIED contracts and receive different tax treatment than QUALIFIED contracts. Your cost basis equals the total amount of the after-tax PURCHASE PAYMENTS remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from PURCHASE PAYMENTS. Contracts issued by the same insurer to the same OWNER in the same year are treated as one contract for tax purposes. Distributions from NON-QUALIFIED contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to PURCHASE PAYMENTS are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age
59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

DIVERSIFICATION


Variable annuity contracts receive TAX DEFERRAL as long as the PORTFOLIOS meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among PORTFOLIOS without paying income tax until you take money out.


We believe the PORTFOLIOS offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of PORTFOLIOS you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

Under your contract, money may be accessed:

  - by withdrawing all or some of your money during the ACCUMULATION PHASE;

  - by receiving payments during the INCOME PHASE (see Section 2 - Annuity Payments); or

  - when a death benefit is paid to your BENEFICIARY (see Section 9 - Death Benefit).


During the ACCUMULATION PHASE, you can take money out by writing to us. Withdrawals must be at least $250, or the contract value if less. If you take a partial withdrawal, you must tell us from which PORTFOLIOS and/or guaranteed periods under the Guaranteed Interest Period Fixed Account Option we are to take the withdrawal. However, withdrawals are not allowed from the Dollar Cost Averaging Fixed Account Option except upon surrender of the contract. Once we receive your request, withdrawals from the PORTFOLIOS will be effective as of the next close of the NYSE.


There may be a withdrawal charge. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply.

FREE WITHDRAWAL AMOUNT

There is no withdrawal charge on the first withdrawal you make in a contract year. There is no market value adjustment on withdrawals from the Guaranteed Interest Period Fixed Account Option that are taken within 30 days after the end of the guaranteed period.

REPETITIVE WITHDRAWALS

You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a part of substantially equal withdrawals made at least annually and based on:

  - your life expectancy; or

  - the joint life expectancy of you and a BENEFICIARY.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, a withdrawal charge may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(b)

Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

  - you attain age 59 1/2;

  - you leave your job;

  - you die or become disabled as defined by the Code;

  - you experience a qualifying hardship (applies to contributions only); or

  - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON
TEXAS OPTIONAL RETIREMENT PROGRAM
("TEXAS ORP")

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

  - terminate employment in all eligible Texas institutions of higher education;

  - retire;

  - attain age 70 1/2; or

  - die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE

You must withdraw the entire amount out of a PORTFOLIO or guaranteed period under the Guaranteed Interest Period Fixed Account Option if, after a withdrawal, the remaining value in the PORTFOLIO or guaranteed period would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. Investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of ACCUMULATION UNITS in the PORTFOLIOS and/or the value of the Guaranteed Interest Period Fixed Account Option as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

---------------------------------------------------

8. PERFORMANCE
----------------------------------------------

From time to time, we may advertise "yield", "effective yield", "total return", and "average annual total return" for some or all of the PORTFOLIOS. Some of the PORTFOLIOS have been in existence prior to being offered in the contract. We calculate performance data of any period prior to the PORTFOLIO being offered in the contract as if the PORTFOLIO had been offered during those periods, using current charges and expenses.

Performance data and rankings are based on historical results and do not promise or project future performance.

Standardized performance makes it easier for you to compare performance of variable contracts issued by different companies. It uses set time periods and PURCHASE PAYMENT amounts.

Non-standardized performance helps you compare performance of PORTFOLIOS within a contract. From time to time, non-standardized performance may accompany standardized figures. Non-standardized performance uses different time periods and PURCHASE PAYMENT amounts. Non-standardized PORTFOLIO performance may appear higher. Non-standardized figures may also include performance of a PORTFOLIO prior to the PORTFOLIO'S availability in any variable annuity contract we offer.

Each PORTFOLIO may, from time to time, advertise performance relative to certain performance rankings and indices compiled on an industry-wide basis, for example:


  - "Lipper Variable Insurance Products Performance Analysis Service" monitors performance for variable annuity PORTFOLIOS and is published by Lipper, Inc.


  - "VARDS Report" is a monthly, variable annuity industry analysis published by Financial Planning Resources, Inc.

  - "Variable Annuity Performance Report" is a monthly analysis of variable annuity performance published by Morningstar, Inc.

Rankings provided by these and other sources may not include all applicable charges. More information on the method used to calculate performance for the PORTFOLIOS and information about independent services that monitor and rank the performance of variable annuities is in the SAI.

---------------------------------------------------

9. DEATH BENEFIT
----------------------------------------------

DEATH DURING THE ACCUMULATION PHASE

During the ACCUMULATION PHASE, a death benefit is payable to the BENEFICIARY upon the death of the first OWNER to die or, if the OWNER is a non-natural person (e.g., a corporation or trust), on the death of the first ANNUITANT to die.

To pay the death benefit we need proof of death, such as a certified copy of a death certificate, plus written direction from your BENEFICIARY regarding how he or she wants to receive the money.

The death benefit is the higher of:

  1) your current contract value; or

  2) if you are a sole OWNER or the oldest JOINT OWNER, the Minimum Guaranteed Death Benefit.

When determining the higher of (1) or (2) above, the calculations are based on the earlier of:

  - the date we receive proof of death and the BENEFICIARY'S election of how to receive payment; or

  - six months from the date of death.

The initial Minimum Guaranteed Death Benefit is equal to your first PURCHASE PAYMENT. It is reset on each 5-year contract anniversary until the oldest OWNER attains age 75. The reset benefit is equal to the immediately preceding Minimum Guaranteed Death Benefit or is "stepped up" to your contract value on that date, if higher.

The Minimum Guaranteed Death Benefit is immediately increased by additional PURCHASE PAYMENTS and adjusted for withdrawals and ANNUITY PAYMENTS made under the Payments Based on a Number of Years annuity option.

If we add money to your contract in order to satisfy the Minimum Guaranteed Death Benefit, we will allocate it to the investment options in accordance with instructions we receive from your BENEFICIARY.


The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, BENEFICIARIES should notify us of a death as promptly as possible to limit their risk of a decline in benefit value. We will waive any negative market value adjustment on the portion of the death benefit in a guaranteed period under the Guaranteed Interest Period Fixed Account Option that is withdrawn from the contract by the BENEFICIARY within 60 days from the date we receive proof of death.


A BENEFICIARY under a NON-QUALIFIED contract may elect to receive the death benefit as:

  1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

  2) ANNUITY PAYMENTS made over the BENEFICIARY'S life or life expectancy. To receive ANNUITY PAYMENTS, the BENEFICIARY must make this election within 60 days from our receipt of proof of death. ANNUITY PAYMENTS must begin within one year from the date of death. Once ANNUITY PAYMENTS begin they cannot be changed.

A BENEFICIARY under a QUALIFIED contract may have different death benefit elections depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest JOINT OWNER, the Minimum Guaranteed Death Benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.

DEATH DURING THE INCOME PHASE

During the INCOME PHASE, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an OWNER dies before the entire contact value has been paid out, a death benefit calculated in the same manner as a death benefit determined during the ACCUMULATION PHASE, is payable to the BENEFICIARY. Other annuity options may have remaining ANNUITY PAYMENTS after the death of the ANNUITANT. The death benefit or remaining ANNUITY PAYMENTS will be distributed at least as rapidly as under the annuity option then in effect. See Section 2 - Annuity Payments for more information.

BENEFICIARY

The BENEFICIARY under the contract is determined as follows:

  - surviving OWNER or JOINT OWNER; or if none, then

  - surviving primary BENEFICIARIES; or if none, then

  - surviving contingent BENEFICIARIES; or if none, then

  - estate of the last OWNER to die.


You designate BENEFICIARIES on the contract application. You may change the BENEFICIARY at any time by sending us a signed and dated request. An irrevocable BENEFICIARY must consent in writing to any change. A new BENEFICIARY designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any BENEFICIARY designation nor for any actions we may take prior to receiving and recording a BENEFICIARY change.


After your death, the BENEFICIARY has the right to receive the death benefit or to change the payee for remaining ANNUITY PAYMENTS. Thus, BENEFICIARIES should notify us of a death as promptly as possible.

---------------------------------------------------

10. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except

New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We established SAFECO Separate Account C ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the PORTFOLIOS. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the contract are general corporate obligations of SAFECO Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

GENERAL ACCOUNT

If you put your money into the FIXED ACCOUNT options, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract OWNERS as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the FIXED ACCOUNT options or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the FIXED ACCOUNT options. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life contracts.

The commissions paid to registered representatives on the sale of contracts are not more than 1% of PURCHASE PAYMENTS. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of ANNUITY PAYMENTS, transfers, or withdrawals from the PORTFOLIOS for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the PORTFOLIO shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the FIXED ACCOUNT options for the period permitted by law, but not for more than six months.

VOTING RIGHTS

SAFECO Life is the legal owner of the PORTFOLIOS' shares. However, when a PORTFOLIO solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the FIXED ACCOUNT options.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing OWNER transaction charges or crediting additional interest to the FIXED ACCOUNT options.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

INTERNET INFORMATION

You can find more information about the Spinnaker Variable Annuity Contract as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement and general consumer information.

FINANCIAL STATEMENTS

The financial statements of SAFECO Life and SAFECO Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Separate Account
Experts
Distribution
Performance Information
Market Value Adjustment
Federal Tax Status
Annuity Provisions
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE HISTORY


The following schedule includes ACCUMULATION UNIT values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                                          2000
                                                                          ----
SAFECO RST EQUITY SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.389
December 31 value                                                         $8.987
December 31 units                                                            232

SAFECO RST GROWTH OPPORTUNITIES SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.332
December 31 value                                                         $8.764
December 31 units                                                            786

SAFECO RST NORTHWEST SUB-ACCOUNT
October 6 value (initial public offering)                                 $8.471
December 31 value                                                         $7.951
December 31 units                                                          3,236

SAFECO RST BOND SUB-ACCOUNT
October 6 value (initial public offering)                                $10.110
December 31 value                                                        $10.541
December 31 units                                                            487

SAFECO RST MONEY MARKET SUB-ACCOUNT
October 6 value (initial public offering)                                $10.069
December 31 value                                                        $10.194
December 31 units                                                         76,757

SAFECO RST SMALL COMPANY VALUE SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.511
December 31 value                                                         $9.181
December 31 units                                                             10

AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
October 6 value (initial public offering)                                 $8.915
December 31 value                                                         $7.995
December 31 units                                                          7,886

AIM V.I. GROWTH SUB-ACCOUNT
October 6 value (initial public offering)                                 $8.784
December 31 value                                                         $7.144
December 31 units                                                         17,053

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.566
December 31 value                                                         $9.260
December 31 units                                                         26,017

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.312
December 31 value                                                         $8.886
December 31 units                                                         31,884

                                                                          2000
                                                                          ----
DREYFUS IP MIDCAP STOCK SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.443
December 31 value                                                         $9.377
December 31 units                                                         85,547

DREYFUS IP TECHNOLOGY GROWTH SUB-ACCOUNT
October 6 value (initial public offering)                                 $8.446
December 31 value                                                         $5.931
December 31 units                                                          2,086

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.264
December 31 value                                                         $8.322
December 31 units                                                          2,633

DREYFUS VIF APPRECIATION SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.509
December 31 value                                                         $9.413
December 31 units                                                          4,341

DREYFUS VIF QUALITY BOND SUB-ACCOUNT
October 6 value (initial public offering)                                $10.105
December 31 value                                                        $10.507
December 31 units                                                            779

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.848
December 31 value                                                         $9.186
December 31 units                                                             10

FEDERATED UTILITY FUND II SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.714
December 31 value                                                         $9.114
December 31 units                                                             10

FIDELITY VIP GROWTH SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.074
December 31 value                                                         $8.173
December 31 units                                                         87,223

FIDELITY VIP III GROWTH OPPORTUNITIES SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.180
December 31 value                                                         $8.412
December 31 units                                                             10

FIDELITY VIP III GROWTH & INCOME SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.768
December 31 value                                                         $9.535
December 31 units                                                         22,133

FRANKLIN SMALL CAP FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                 $8.992
December 31 value                                                         $7.765
December 31 units                                                         22,042

                                                                          2000
                                                                          ----
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                $10.105
December 31 value                                                        $10.543
December 31 units                                                            486

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                 $8.900
December 31 value                                                         $8.325
December 31 units                                                             10

INVESCO VIF-REAL ESTATE OPPORTUNITY SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.745
December 31 value                                                        $10.368
December 31 units                                                            628

J.P. MORGAN U.S. DISCIPLINED EQUITY SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.297
December 31 value                                                         $8.691
December 31 units                                                        124,227

SCUDDER VSI BALANCED SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.655
December 31 value                                                         $9.424
December 31 units                                                         18,223

SCUDDER VSI INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)                                 $9.331
December 31 value                                                         $9.085
December 31 units                                                          9,905

                                   PART B

                     STATEMENT OF ADDITIONAL INFORMATION

            SPINNAKER-REGISTERED TRADEMARK- ADVISOR VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                           SAFECO SEPARATE ACCOUNT C
                                      AND
                         SAFECO LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.
The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-877-472-3326 or write to SAFECO Life Insurance Company, Annuity Service Office, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.
This Statement of Additional Information and the prospectus are both dated
May 1, 2001.


                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
SEPARATE ACCOUNT............................................      2
  Mortality and Expense Guarantee...........................      2

EXPERTS.....................................................      2

DISTRIBUTION................................................      3

PERFORMANCE INFORMATION.....................................      3
  Total Return..............................................      3
  Yield.....................................................      4
  Performance Comparison....................................      4
  Tax Comparison............................................      5

MARKET VALUE ADJUSTMENT.....................................      5

FEDERAL TAX STATUS..........................................      6
  Note......................................................      6
  General...................................................      7
  Diversification...........................................      7
  Multiple Contracts........................................      8
  Contracts Owned by Other than Natural Persons.............      8
  Income Tax Withholding....................................      8
  Tax Treatment of Withdrawals - Non-Qualified Contracts....      9
  Retirement Plans..........................................      9
  Tax Treatment of Withdrawals - Qualified Contracts........     11
  Tax Sheltered Annuities - Withdrawal Limitations..........     11

ANNUITY PROVISIONS..........................................     12
  Annuity Unit Value........................................     12
  Variable Annuity Payments.................................     12
  Fixed Annuity Payments....................................     13

FINANCIAL STATEMENTS........................................     13

                                SEPARATE ACCOUNT

SAFECO Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. We established SAFECO Separate Account C ("the Separate Account") on February 11, 1994, to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the contract. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, not all of which may be available under the contracts described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Contract values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the contracts.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of SAFECO Life Insurance Company and the Separate Account committee. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract for the reasons described above, or because of the premature death of the annuitant after the annuity date.

MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each variable annuity payment made after the first payment will not be adversely affected by variations in actual mortality experience or actual expenses incurred in excess of the expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

A portion of the proceeds from the mortality and expense risk charge will also be utilized to meet distribution costs and related expenses. We have represented in documents filed with the SEC that the mortality and expense risk charge is consistent with the mortality and expense risks we assume and is within the range of industry practice, based on our review of our requirements and industry practice. Moreover, we have represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and owners.

                                    EXPERTS


The financial statements of SAFECO Separate Account C at December 31, 2000 and for the periods indicated therein and the financial statements of SAFECO Life Insurance Company and subsidiaries at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                  DISTRIBUTION

SAFECO Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts. The contracts issued by the Separate Account are offered on a continuous basis.

                            PERFORMANCE INFORMATION

TOTAL RETURN


"Total return" is the total percentage change in the unit value of an investment over a stated period of time. It reflects all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all distributions and the deduction of all applicable charges to the portfolio on an annual basis, including the mortality and expense risk charge, the asset related administration charge, and any other charges against contract value. Quotations also will assume a termination (surrender) at the end of the particular period. Additional quotations may be given that do not assume a termination (surrender) since the contracts are intended as long-term products.


Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, and use of time weighted average annual returns which take into consideration the length of time each investment has been invested. Non-standardized figures may cause the performance of the portfolios to appear higher than performance calculated using standard parameters.

"Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 1, 5, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                        P(1 + T)to the power of n = ERV

where:

P      =  a hypothetical initial payment of $1,000;
T      =  the average annual total return;
n      =  the number of years; and
ERV    =  the withdrawal value at the end of the time period used.

"Cumulative total returns" are not averaged and reflect the simple change in value of a hypothetical investment in the portfolio over a stated period of time.

Total return, average total return, and cumulative total return assume reinvestment of dividend and capital gains distributions.

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

YIELD

Some portfolios may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the portfolio over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.


Current yield and effective yield are calculated for the SAFECO RST Money Market Portfolio. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven (7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by assuming that the income generated during the seven day period continues to be generated each week for a 52 week period. It is multiplied by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


     Effective Yield = [(Base Period Return + 1)to the power of 365/7] - 1


For the SAFECO RST Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield.



Yield for portfolios other than the SAFECO RST Money Market Portfolio is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:


                 Yield = 2[((a-b)/cd + 1)to the power of 6 - 1]

where:

a    =  net investment income earned during the period by the corresponding portfolio;
b    =  expenses accrued for the period (net of any reimbursements);
c    =  the average daily number of accumulation units outstanding during the period; and
d    =  the value (maximum offering price) per accumulation unit on the last day of the period.

The income is then annualized on a 360 day basis by assuming that the income generated during the 30 day period continues to be generated each month for a 12 month period and is shown as a percentage of the investment.

PERFORMANCE COMPARISON


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products tracked by Lipper, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.


TAX COMPARISON

Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                            MARKET VALUE ADJUSTMENT

If money is withdrawn from a guaranteed period under the Guaranteed Interest Period Fixed Account Option before the end of the guaranteed period, we will apply a Market Value Adjustment ("MVA"). The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. In general, the longer the time remaining to the end of the guaranteed period when the money is withdrawn, the greater the impact due to changing interest rates. The MVA can be positive or negative. However, upon total withdrawal from a guaranteed period, you will never receive less than 100% of the original amount allocated to that guaranteed period accumulated at 3% annualized interest and adjusted for any prior withdrawals. If amounts are taken from more than one guaranteed period at the same time, the MVA is calculated individually for each guaranteed period. The MVA formula is as follows:

                            MVA = W x (Ic - In) X Fs

where:

W      =  the amount withdrawn, transferred, or annuitized from a guaranteed period under the Guaranteed Interest Period Fixed
          Account Option;
Ic     =  the interest rate, in decimal form, credited on the money withdrawn, transferred, or annuitized;
In     =  the interest rate, in decimal form, that would be credited on new money allocated to a guaranteed period of the same
          duration as the guaranteed period from which money is being taken;
Fs     =  the adjustment factor, which varies by the length of time remaining in the guaranteed period and the interest rate
          credited on the money withdrawn, transferred, or annuitized;
s      =  the number of years remaining until the end of the
          guaranteed period from which money is being taken. The
          adjustment factor for partial years will be interpolated
          between whole-year adjustment factors.

               ADJUSTMENT FACTORS (FS)
                                              WHERE
NUMBER OF YEARS REMAINING       WHERE        IC > 6%
IN THE GUARANTEED PERIOD       IC < 6%          -
-------------------------      --------      --------
            0                    0.00          0.00
            1                    0.90          0.90
            2                    1.80          1.75
            3                    2.60          2.50
            4                    3.40          3.15
            5                    4.10          3.80
            6                    4.80          4.35
            7                    5.40          4.85
            8                    6.00          5.35
            9                    6.50          5.75
           10                    7.00          6.15

Examples of a MVA on withdrawals taken before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option:

EXAMPLE 1
Assume a 5-year guaranteed period is purchased for $25,000 and earns annualized interest at 6.6%. Two years and 61 days later a total withdrawal is requested from this guaranteed period (there are 2 years and 304 days left to the end of the guaranteed period). A new 5-year guaranteed period is now earning 7.0%.

The MVA that applies equals:

$25,000 X 1.066 to the power of (2+61/365) X (.066 - .070) X (1.75 + (2.50 -
1.75) X 304/365) =
$28,713.97 X (-.004) X 2.375 = -$272.74
$28,713.97 - 272.74 = $28,441.23

The minimum guaranteed value after the MVA is $25,000 X 1.03 to the power of (2+61/365) = $26,653.84.
Since $28,441.23 is greater than $26,653.84, the customer will receive
$28,441.23.

EXAMPLE 2
Assume a 3-year guaranteed period is purchased for $20,000 and earns annualized interest at 5.45%. Two years and 182 days later a total withdrawal is requested from this guaranteed period (there are 183 days left to the end of the guaranteed period). A new 3-year guaranteed period is now earning 5.00%.

The MVA that applies equals:

$20,000 X 1.0545 to the power of (2+182/365) X (.0545 - .0500) X (.90 X 183/365)
=
$22,835.73 X .0045 X .4512 = $46.37
$22,835.73 + 46.37 = $22,882.10

The minimum guaranteed value after the MVA is $20,000 X 1.03 to the power of (2+182/365) = $21,533.05.

Since $22,882.10 is greater than $21,533.05 the customer will receive
$22,882.10.


From time to time we may limit or change guaranteed periods under the Guaranteed Interest Period Fixed Account Option. Not all guaranteed periods may be available in all states. For purposes of calculating MVAs, we will continue to set new money rates for all guaranteed periods.


                               FEDERAL TAX STATUS

NOTE

The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. These aggregation rules may also apply in connection with certain 457 plans. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g. a corporation or certain other entities, unless the contract is held by certain trusts or other entities as an agent for a natural person or to hold retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions; or d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions). You should consult your own tax counsel or other tax adviser regarding income tax withholding.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings (including any positive MVAs) are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2;
(b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

RETIREMENT PLANS

The contracts offered herein are designed to be suitable for use under various types of retirement plans. Taxation of participants in each retirement plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Following are general descriptions of some types of retirement plans with which the contracts are most often used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued in connection with a retirement plan.

Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from these contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.


a.  Tax Sheltered Annuities
    Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.



b.  Individual Retirement Annuities
    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer's SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


c.  Roth Individual Retirement Annuities
    Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Section 408A includes limits on how much you may contribute to a Roth Individual Retirement Annuity and when distributions may commence. Qualified distributions from Roth Individual Retirement Annuities are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

    Subject to certain limitations, you may convert a regular Individual Retirement Account or Annuity to a Roth Individual Retirement Annuity. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

d.  Deferred Compensation Plans
    Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities) and 408 (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a Qualified Domestic Relations Order;
(g) distributions made to pay health insurance premiums for an unemployed owner or annuitant; (h) distributions made to an owner or annuitant to pay qualified higher education expenses; and (i) distributions made to an owner or annuitant for first home purchases. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in
(c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner or annuitant.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) in the case of hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE

The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.


The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different than the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.


The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

VARIABLE ANNUITY PAYMENTS

The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units credited for each portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units used to calculate the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guarantee period of 10 years with the assumed investment return of 4%. (2nd option described in the prospectus).


(1)  Assumed number of accumulation units in a portfolio on
     maturity date...............................................     25,000

(2)  Assumed value of an accumulation unit in a portfolio at
     maturity....................................................   $12.5000

(3)  Cash value of contract at maturity, (1) X (2)...............   $312,500

(4)  Consideration required to purchase $1 of monthly annuity
     from Variable Annuity Purchase Rate Table...................    $200.20

(5)  Amount of first payment from a portfolio, (3) divided by
     (4).........................................................  $1,560.94

(6)  Assumed value of annuity unit in a portfolio at maturity....   $13.0000

(7)  Number of annuity units credited in a portfolio, (5) divided
     by (6)......................................................   120.0723



The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.



However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.


For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

FIXED ANNUITY PAYMENTS

The amount of fixed annuity payments under a life annuity option remains constant and is determined by applying the adjusted value of the contract used to purchase fixed annuity payments to the Fixed Annuity Purchase Rate Table contained in the contract. SAFECO Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The adjusted value of the contract in the fixed account options is equal to:

    - the value of the contract in the fixed account options as of the date you switch to the income phase;

    - plus or minus the MVA applicable to guaranteed periods under the Guaranteed Interest Period Fixed Account Option that are not at the end of their guaranteed periods; and

    - minus any applicable premium taxes.

                              FINANCIAL STATEMENTS


The Audited Consolidated Financial Statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                              FINANCIAL STATEMENTS
                           SAFECO SEPARATE ACCOUNT C
                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities as of December 31,
  2000......................................................      1

Statements of Operations and Changes in Net Assets for the
  Year or Period Ended December 31, 2000 and 1999...........      8

Notes to Financial Statements...............................     19

Report of Ernst & Young LLP, Independent Auditors...........     24

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                                                   SAFECO         SAFECO
                                                       SAFECO        SAFECO        GROWTH         MONEY         SAFECO
                                                        BOND         EQUITY     OPPORTUNITIES     MARKET      NORTHWEST
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in underlying Portfolios:
         Investments, at cost                       $  7,198,546  $171,240,408  $126,841,905   $  6,970,217  $ 31,727,395
                                                    ============  ============  ============   ============  ============
            SHARES OWNED                                 643,055     6,115,366     5,759,708      6,970,217     1,508,406
            NET ASSET VALUE PER SHARE               $      10.92  $      27.46  $      18.81   $       1.00  $      19.04
                                                    ------------  ------------  ------------   ------------  ------------

         Investments, at value                      $  7,022,161  $167,927,943  $108,340,112   $  6,970,217  $ 28,720,057
                                                    ------------  ------------  ------------   ------------  ------------

          Total assets                                 7,022,161   167,927,943   108,340,112      6,970,217    28,720,057

LIABILITIES:
      Mortality and expense risk charge payable            6,627       167,535       106,725          7,682        28,332
      Asset-related administration charge payable            795        20,104        12,807            968         3,400
                                                    ------------  ------------  ------------   ------------  ------------

          Total liabilities                                7,422       187,639       119,532          8,650        31,732
                                                    ------------  ------------  ------------   ------------  ------------

NET ASSETS                                          $  7,014,739  $167,740,304  $108,220,580   $  6,961,567  $ 28,688,325
                                                    ============  ============  ============   ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                    $  7,009,610  $167,738,223  $108,213,690   $  6,179,097  $ 28,662,597
      ACCUMULATION UNITS OUTSTANDING                     326,834     2,942,162     2,911,857        359,908     1,435,019
                                                    ------------  ------------  ------------   ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $     21.447  $     57.012  $     37.163   $     17.169  $     19.974
                                                    ============  ============  ============   ============  ============

SPINNAKER ADVISOR
      NET ASSETS                                    $      5,129  $      2,081  $      6,890   $    782,470  $     25,728
      ACCUMULATION UNITS OUTSTANDING                         487           232           786         76,757         3,236
                                                    ------------  ------------  ------------   ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $     10.541  $      8.987  $      8.764   $     10.194  $      7.951
                                                    ============  ============  ============   ============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                       SAFECO        INVESCO       DREYFUS       DREYFUS
                                                     SMALL CO.     REAL ESTATE      MIDCAP      TECHNOLOGY     DREYFUS
                                                       VALUE       OPPORTUNITY      STOCK         GROWTH     APPRECIATION
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in underlying Portfolios:
         Investments, at cost                       $  5,740,788  $   1,182,243  $  5,609,786  $  4,411,469  $    890,150
                                                    ============  =============  ============  ============  ============
            SHARES OWNED                                 492,657        123,084       383,071       214,626        21,855
            NET ASSET VALUE PER SHARE               $      10.68  $       10.15  $      14.29  $      14.19  $      38.91
                                                    ------------  -------------  ------------  ------------  ------------

         Investments, at value                      $  5,261,576  $   1,249,300  $  5,474,086  $  3,045,542  $    850,383
                                                    ------------  -------------  ------------  ------------  ------------

          Total assets                                 5,261,576      1,249,300     5,474,086     3,045,542       850,383

LIABILITIES:
      Mortality and expense risk charge payable            5,014          1,133         5,385         3,156           839
      Asset-related administration charge payable            602            136           687           379           104
                                                    ------------  -------------  ------------  ------------  ------------

          Total liabilities                                5,616          1,269         6,072         3,535           943
                                                    ------------  -------------  ------------  ------------  ------------

NET ASSETS                                          $  5,255,960  $   1,248,031  $  5,468,014  $  3,042,007  $    849,440
                                                    ============  =============  ============  ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                    $  5,255,868  $   1,241,518  $  4,665,815  $  3,029,634  $    808,575
      ACCUMULATION UNITS OUTSTANDING                     496,362        115,254       461,824       464,842        82,253
                                                    ------------  -------------  ------------  ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $     10.589  $      10.772  $     10.103  $      6.518  $      9.830
                                                    ============  =============  ============  ============  ============

SPINNAKER ADVISOR
      NET ASSETS                                    $         92  $       6,513  $    802,199  $     12,373  $     40,865
      ACCUMULATION UNITS OUTSTANDING                          10            628        85,547         2,086         4,341
                                                    ------------  -------------  ------------  ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $      9.181  $      10.368  $      9.377  $      5.931  $      9.413
                                                    ============  =============  ============  ============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                      DREYFUS       DREYFUS                                    FIDELITY
                                                      QUALITY       SOCIALLY      FIDELITY       FIDELITY      GROWTH &
                                                        BOND      RESPONSIBLE      GROWTH       CONTRAFUND      INCOME
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in underlying Portfolios:
         Investments, at cost                       $    423,891  $  3,047,177  $  13,327,435  $ 32,765,396  $  1,972,069
                                                    ============  ============  =============  ============  ============
            SHARES OWNED                                  37,159        77,905        271,089     1,275,529       126,252
            NET ASSET VALUE PER SHARE               $      11.39  $      34.47  $       43.65  $      23.74  $      15.26
                                                    ------------  ------------  -------------  ------------  ------------

         Investments, at value                      $    423,242  $  2,685,388  $  11,833,035  $ 30,281,058  $  1,926,606
                                                    ------------  ------------  -------------  ------------  ------------

          Total assets                                   423,242     2,685,388     11,833,035    30,281,058     1,926,606

LIABILITIES:
      Mortality and expense risk charge payable              108         2,600         11,208        29,520         1,796
      Asset-related administration charge payable             13           314          1,369         3,542           224
                                                    ------------  ------------  -------------  ------------  ------------

          Total liabilities                                  121         2,914         12,577        33,062         2,020
                                                    ------------  ------------  -------------  ------------  ------------

NET ASSETS                                          $    423,121  $  2,682,474  $  11,820,458  $ 30,247,996  $  1,924,586
                                                    ============  ============  =============  ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                    $    414,934  $  2,660,560  $  11,107,600  $ 30,247,996  $  1,713,557
      ACCUMULATION UNITS OUTSTANDING                      38,344       301,877      1,290,296     2,368,270       173,801
                                                    ------------  ------------  -------------  ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $     10.821  $      8.813  $       8.609  $     12.772  $      9.859
                                                    ============  ============  =============  ============  ============

SPINNAKER ADVISOR
      NET ASSETS                                    $      8,187  $     21,914  $     712,858                $    211,029
      ACCUMULATION UNITS OUTSTANDING                         779         2,633         87,223                      22,133
                                                    ------------  ------------  -------------                ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $     10.507  $      8.322  $       8.173                $      9.535
                                                    ============  ============  =============                ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                      FIDELITY         AIM
                                                       GROWTH       AGGRESSIVE       AIM        FEDERATED      FEDERATED
                                                    OPPORTUNITIES     GROWTH        GROWTH     HIGH INCOME   INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in underlying Portfolios:
         Investments, at cost                       $ 11,364,127   $  7,286,219  $  6,633,614  $  6,106,222  $  9,093,460
                                                    ============   ============  ============  ============  ============
            SHARES OWNED                                 530,345        441,021       210,309       594,034       415,710
            NET ASSET VALUE PER SHARE               $      17.74   $      14.62  $      24.82  $       8.46  $      18.49
                                                    ------------   ------------  ------------  ------------  ------------

         Investments, at value                      $  9,408,320   $  6,447,726  $  5,219,863  $  5,025,530  $  7,686,486
                                                    ------------   ------------  ------------  ------------  ------------

          Total assets                                 9,408,320      6,447,726     5,219,863     5,025,530     7,686,486

LIABILITIES:
      Mortality and expense risk charge payable            9,428          6,072         5,003         4,914         7,495
      Asset-related administration charge payable          1,131            731           603           590           900
                                                    ------------   ------------  ------------  ------------  ------------

          Total liabilities                               10,559          6,803         5,606         5,504         8,395
                                                    ------------   ------------  ------------  ------------  ------------

NET ASSETS                                          $  9,397,761   $  6,440,923  $  5,214,257  $  5,020,026  $  7,678,091
                                                    ============   ============  ============  ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                    $  9,397,677   $  6,377,882  $  5,092,430  $  5,019,934  $  7,678,091
      ACCUMULATION UNITS OUTSTANDING                     994,601        746,656       686,073       447,628       371,131
                                                    ------------   ------------  ------------  ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $      9.449   $      8.542  $      7.423  $     11.215  $     20.688
                                                    ============   ============  ============  ============  ============

SPINNAKER ADVISOR
      NET ASSETS                                    $         84   $     63,041  $    121,827  $         92
      ACCUMULATION UNITS OUTSTANDING                          10          7,886        17,053            10
                                                    ------------   ------------  ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $      8.412   $      7.995  $      7.144  $      9.186
                                                    ============   ============  ============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------
                                                                                                  TEMPLETON     LEXINGTON
                                                     FEDERATED      FRANKLIN       FRANKLIN       DEVELOPING     NATURAL
                                                      UTILITY      SMALL CAP    U.S. GOVERNMENT    MARKETS      RESOURCES
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in underlying Portfolios:
         Investments, at cost                       $  6,624,951  $  3,244,569   $    108,446    $    147,074  $  2,550,382
                                                    ============  ============   ============    ============  ============
            SHARES OWNED                                 480,391       130,254          8,555          23,633       186,196
            NET ASSET VALUE PER SHARE               $      12.44  $      21.14   $      13.11    $       5.22  $      14.75
                                                    ------------  ------------   ------------    ------------  ------------

         Investments, at value                      $  5,976,059  $  2,753,580   $    112,150    $    123,362  $  2,746,385
                                                    ------------  ------------   ------------    ------------  ------------

          Total assets                                 5,976,059     2,753,580        112,150         123,362     2,746,385

LIABILITIES:
      Mortality and expense risk charge payable            5,799         2,893             93             120         2,453
      Asset-related administration charge payable            696           354             11              14           294
                                                    ------------  ------------   ------------    ------------  ------------

          Total liabilities                                6,495         3,247            104             134         2,747
                                                    ------------  ------------   ------------    ------------  ------------

NET ASSETS                                          $  5,969,564  $  2,750,333   $    112,046    $    123,228  $  2,743,638
                                                    ============  ============   ============    ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                    $  5,969,473  $  2,579,174   $    106,919    $    123,145  $  2,743,638
      ACCUMULATION UNITS OUTSTANDING                     389,767       305,072          9,830          15,332       176,361
                                                    ------------  ------------   ------------    ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $     15.315  $      8.454   $     10.876    $      8.032  $     15.557
                                                    ============  ============   ============    ============  ============

SPINNAKER ADVISOR
      NET ASSETS                                    $         91  $    171,159   $      5,127    $         83
      ACCUMULATION UNITS OUTSTANDING                          10        22,042            486              10
                                                    ------------  ------------   ------------    ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $      9.114  $      7.765   $     10.543    $      8.325
                                                    ============  ============   ============    ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                     LEXINGTON                                 J.P. MORGAN
                                                      EMERGING      SCUDDER        SCUDDER     DISCIPLINED      WANGER
                                                      MARKETS       BALANCED    INTERNATIONAL     EQUITY     US SMALL CAP
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in underlying Portfolios:
         Investments, at cost                       $  3,779,117  $ 41,705,066  $ 20,999,228   $  4,184,658  $  1,499,693
                                                    ============  ============  ============   ============  ============
            SHARES OWNED                                 323,780     3,013,349     1,346,131        261,831        71,881
            NET ASSET VALUE PER SHARE               $       7.63  $      13.39  $      14.26   $      14.90  $      19.99
                                                    ------------  ------------  ------------   ------------  ------------

         Investments, at value                      $  2,470,440  $ 40,348,741  $ 19,195,825   $  3,901,285  $  1,436,893
                                                    ------------  ------------  ------------   ------------  ------------

          Total assets                                 2,470,440    40,348,741    19,195,825      3,901,285     1,436,893

LIABILITIES:
      Mortality and expense risk charge payable            2,475        39,270        18,673          3,021         1,359
      Asset-related administration charge payable            297         4,714         2,241            375           163
                                                    ------------  ------------  ------------   ------------  ------------

          Total liabilities                                2,772        43,984        20,914          3,396         1,522
                                                    ------------  ------------  ------------   ------------  ------------

NET ASSETS                                          $  2,467,668  $ 40,304,757  $ 19,174,911   $  3,897,889  $  1,435,371
                                                    ============  ============  ============   ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                    $  2,467,668  $ 40,133,029  $ 19,084,919   $  2,818,268  $  1,435,371
      ACCUMULATION UNITS OUTSTANDING                     304,764     1,781,520       990,877        314,814        56,047
                                                    ------------  ------------  ------------   ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $      8.097  $     22.527  $     19.261   $      8.952  $     25.610
                                                    ============  ============  ============   ============  ============

SPINNAKER ADVISOR
      NET ASSETS                                                  $    171,728  $     89,992   $  1,079,621
      ACCUMULATION UNITS OUTSTANDING                                    18,223         9,905        124,227
                                                                  ------------  ------------   ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                                             $      9.424  $      9.085   $      8.691
                                                                  ============  ============   ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                           SUB-ACCOUNTS
                                                    ---------------------------
                                                      AMERICAN      AMERICAN
                                                      CENTURY        CENTURY
                                                      BALANCED    INTERNATIONAL
-------------------------------------------------------------------------------

ASSETS:
Investments in underlying Portfolios:
         Investments, at cost                       $ 13,752,644  $ 17,024,769
                                                    ============  ============
            SHARES OWNED                               1,791,879     1,778,122
            NET ASSET VALUE PER SHARE               $       7.27  $      10.23
                                                    ------------  ------------

         Investments, at value                      $ 13,026,957  $ 18,190,192
                                                    ------------  ------------

          Total assets                                13,026,957    18,190,192

LIABILITIES:
      Mortality and expense risk charge payable           12,857        17,330
      Asset-related administration charge payable          1,553         2,087
                                                    ------------  ------------

          Total liabilities                               14,410        19,417
                                                    ------------  ------------

NET ASSETS                                          $ 13,012,547  $ 18,170,775
                                                    ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                    $ 12,771,627  $ 17,887,456
      ACCUMULATION UNITS OUTSTANDING                   1,191,587     1,634,762
                                                    ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $     10.718  $     10.942
                                                    ============  ============

SPINNAKER ADVISOR
      NET ASSETS                                    $    240,920  $    283,319
      ACCUMULATION UNITS OUTSTANDING                      26,017        31,884
                                                    ------------  ------------
      ACCUMULATION UNIT VALUE*
      (Net assets divided by accumulation units
         outstanding)                               $      9.260  $      8.886
                                                    ============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                     SUB-ACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                                                                                  SAFECO
                                                            SAFECO                    SAFECO                      GROWTH
                                                             BOND                     EQUITY                  OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  --------------------------  --------------------------
                                                       2000        1999         2000          1999          2000          1999
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $  381,777  $  374,165  $  1,286,691  $ 10,582,768  $ 11,813,576  $          -

   Mortality and expense risk charge                   (78,629)    (85,670)   (2,316,764)   (2,305,998)   (1,461,066)   (1,342,581)

   Asset-related administration charge                  (9,436)    (10,280)     (278,012)     (276,720)     (175,328)     (161,110)
                                                    ----------  ----------  ------------  ------------  ------------  ------------

   NET INVESTMENT INCOME (LOSS)                        293,712     278,215    (1,308,085)    8,000,050    10,177,182    (1,503,691)

   Net realized gain (loss) on investments            (129,670)    (74,350)    3,503,754     5,690,232       698,398    (4,475,526)

   Net change in unrealized appreciation
      (depreciation)                                   455,030    (583,358)  (25,809,930)     (772,100)  (19,834,394)    9,113,635
                                                    ----------  ----------  ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS     619,072    (379,493)  (23,614,261)   12,918,182    (8,958,814)    3,134,418

UNIT TRANSACTIONS:
   Subscriptions                                     2,295,229   2,592,931    49,432,222    79,850,954    30,494,671    30,597,174
   Redemptions                                      (2,446,732) (2,473,962)  (57,047,462)  (43,412,056)  (26,996,496)  (40,834,202)
                                                    ----------  ----------  ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (151,503)    118,969    (7,615,240)   36,438,898     3,498,175   (10,237,028)
                                                    ----------  ----------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                             467,569    (260,524)  (31,229,501)   49,357,080    (5,460,639)   (7,102,610)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            6,547,170   6,807,694   198,969,805   149,612,725   113,681,219   120,783,829
                                                    ----------  ----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD                 $7,014,739  $6,547,170  $167,740,304  $198,969,805  $108,220,580  $113,681,219
                                                    ==========  ==========  ============  ============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                    --------------------------------------------------------------------------
                                                             SAFECO                                             SAFECO
                                                             MONEY                     SAFECO                 SMALL CO.
                                                             MARKET                  NORTHWEST                  VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------  ------------------------  ----------------------
                                                       2000         1999         2000         1999         2000        1999
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   417,329  $   449,555  $   376,475  $ 1,253,527  $   11,794  $        -

   Mortality and expense risk charge                    (92,593)    (124,567)    (385,556)    (150,862)    (67,517)    (54,100)

   Asset-related administration charge                  (11,158)     (14,948)     (46,267)     (18,103)     (8,102)     (6,492)
                                                    -----------  -----------  -----------  -----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         313,578      310,040      (55,348)   1,084,562     (63,825)    (60,592)

   Net realized gain (loss) on investments                    -            -    1,481,451      617,593     (78,432)   (422,917)

   Net change in unrealized appreciation
      (depreciation)                                          -            -   (7,622,911)   4,162,496    (275,690)  1,104,386
                                                    -----------  -----------  -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      313,578      310,040   (6,196,808)   5,864,651    (417,947)    620,877

UNIT TRANSACTIONS:
   Subscriptions                                     31,827,519   39,830,070   26,266,934    8,041,667   1,980,441   1,593,366
   Redemptions                                      (35,143,520) (42,371,147) (11,543,354)  (3,953,706) (1,506,822) (1,620,494)
                                                    -----------  -----------  -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      (3,316,001)  (2,541,077)  14,723,580    4,087,961     473,619     (27,128)
                                                    -----------  -----------  -----------  -----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                           (3,002,423)  (2,231,037)   8,526,772    9,952,612      55,672     593,749

NET ASSETS AT BEGINNING OF YEAR OR PERIOD             9,963,990   12,195,027   20,161,553   10,208,941   5,200,288   4,606,539
                                                    -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $ 6,961,567  $ 9,963,990  $28,688,325  $20,161,553  $5,255,960  $5,200,288
                                                    ===========  ===========  ===========  ===========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           INVESCO                 DREYFUS                 DREYFUS
                                                         REAL ESTATE                MIDCAP                TECHNOLOGY
                                                         OPPORTUNITY                STOCK                   GROWTH
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $    3,037  $    8,498  $   90,241  $        -  $        -  $        -

   Mortality and expense risk charge                    (6,383)     (2,634)    (17,947)          -     (15,803)          -

   Asset-related administration charge                    (766)       (316)     (2,194)          -      (1,897)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         (4,112)      5,548      70,100           -     (17,700)          -

   Net realized gain (loss) on investments               7,547      (1,914)      4,199           -     (59,147)          -

   Net change in unrealized appreciation
      (depreciation)                                    82,424      (3,351)   (135,701)          -  (1,365,928)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      85,859         283     (61,402)          -  (1,442,775)          -

UNIT TRANSACTIONS:
   Subscriptions                                     2,613,927     114,974   6,884,794           -   5,574,733           -
   Redemptions                                      (1,661,612)   (105,532) (1,355,378)          -  (1,089,951)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        952,315       9,442   5,529,416           -   4,484,782           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                           1,038,174       9,725   5,468,014           -   3,042,007           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              209,857     200,132           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,248,031  $  209,857  $5,468,014  $        -  $3,042,007  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                   DREYFUS                 DREYFUS
                                                           DREYFUS                 QUALITY                 SOCIALLY
                                                         APPRECIATION                BOND                RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   14,666  $        -  $    3,168  $        -  $   21,385  $        -

   Mortality and expense risk charge                    (3,949)          -        (297)          -     (11,390)          -

   Asset-related administration charge                    (477)          -         (36)          -      (1,368)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         10,240           -       2,835           -       8,627           -

   Net realized gain (loss) on investments               2,759           -           3           -      (8,317)          -

   Net change in unrealized appreciation
      (depreciation)                                   (39,768)          -        (649)          -    (361,790)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS     (26,769)          -       2,189           -    (361,480)          -

UNIT TRANSACTIONS:
   Subscriptions                                     1,356,842           -     421,463           -   3,255,765           -
   Redemptions                                        (480,633)          -        (531)          -    (211,811)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        876,209           -     420,932           -   3,043,954           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             849,440           -     423,121           -   2,682,474           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  849,440  $        -  $  423,121  $        -  $2,682,474  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                  SUB-ACCOUNTS
                                                    -------------------------------------------------------------------------
                                                                                                              FIDELITY
                                                           FIDELITY                  FIDELITY                 GROWTH &
                                                            GROWTH                  CONTRAFUND                 INCOME
-----------------------------------------------------------------------------------------------------------------------------
                                                    -----------------------  ------------------------  ----------------------
                                                       2000#        1999        2000         1999        2000#        1999
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $         -  $        -  $ 3,545,889  $    93,382  $        -  $        -

   Mortality and expense risk charge                    (47,780)          -     (389,292)    (139,858)     (8,627)          -

   Asset-related administration charge                   (5,758)          -      (46,715)     (16,783)     (1,043)          -
                                                    -----------  ----------  -----------  -----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                         (53,538)          -    3,109,882      (63,259)     (9,670)          -

   Net realized gain (loss) on investments              (35,170)          -     (184,052)     114,082      14,330           -

   Net change in unrealized appreciation
      (depreciation)                                 (1,494,399)          -   (5,401,610)   2,698,939     (45,463)          -
                                                    -----------  ----------  -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   (1,583,107)          -   (2,475,780)   2,749,762     (40,803)          -

UNIT TRANSACTIONS:
   Subscriptions                                     13,941,107           -   21,082,839   23,165,001   2,819,820           -
   Redemptions                                         (537,542)          -  (11,259,477)  (4,753,645)   (854,431)          -
                                                    -----------  ----------  -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      13,403,565           -    9,823,362   18,411,356   1,965,389           -
                                                    -----------  ----------  -----------  -----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                           11,820,458           -    7,347,582   21,161,118   1,924,586           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                     -           -   22,900,414    1,739,296           -           -
                                                    -----------  ----------  -----------  -----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $11,820,458  $        -  $30,247,996  $22,900,414  $1,924,586  $        -
                                                    ===========  ==========  ===========  ===========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           FIDELITY                  AIM
                                                            GROWTH                AGGRESSIVE                 AIM
                                                        OPPORTUNITIES               GROWTH                  GROWTH
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $  721,804  $   60,003  $        -  $        -  $  170,734  $        -

   Mortality and expense risk charge                  (124,648)    (74,489)    (27,323)          -     (23,295)          -

   Asset-related administration charge                 (14,958)     (8,939)     (3,282)          -      (2,799)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        582,198     (23,425)    (30,605)          -     144,640           -

   Net realized gain (loss) on investments            (278,911)     40,399     (60,808)          -     (57,959)          -

   Net change in unrealized appreciation
      (depreciation)                                (2,271,248)    165,276    (838,494)          -  (1,413,751)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS  (1,967,961)    182,250    (929,907)          -  (1,327,070)          -

UNIT TRANSACTIONS:
   Subscriptions                                     5,151,373  10,554,834   8,522,825           -   7,356,010           -
   Redemptions                                      (3,184,497) (2,970,321) (1,151,995)          -    (814,683)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      1,966,876   7,584,513   7,370,830           -   6,541,327           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                              (1,085)  7,766,763   6,440,923           -   5,214,257           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            9,398,846   1,632,083           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $9,397,761  $9,398,846  $6,440,923  $        -  $5,214,257  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          FEDERATED               FEDERATED               FEDERATED
                                                         HIGH INCOME            INTERNATIONAL              UTILITY
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $  558,115  $  561,245  $1,536,912  $  100,667  $  386,694  $  548,253

   Mortality and expense risk charge                   (71,665)    (82,139)   (115,132)    (50,674)    (86,865)    (95,844)

   Asset-related administration charge                  (8,600)     (9,857)    (13,816)     (6,081)    (10,424)    (11,502)
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        477,850     469,249   1,407,964      43,912     289,405     440,907

   Net realized gain (loss) on investments            (285,464)    (57,262)    466,935     236,690     (54,978)    112,370

   Net change in unrealized appreciation
      (depreciation)                                  (789,689)   (358,029) (4,618,641)  2,780,928    (989,763)   (500,568)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (597,303)     53,958  (2,743,742)  3,061,530    (755,336)     52,709

UNIT TRANSACTIONS:
   Subscriptions                                     1,239,009   2,001,436   6,724,391   1,998,910   1,717,257   3,403,156
   Redemptions                                      (2,141,468) (1,954,961) (3,651,628) (1,028,786) (2,711,171) (2,809,625)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (902,459)     46,475   3,072,763     970,124    (993,914)    593,531
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                          (1,499,762)    100,433     329,021   4,031,654  (1,749,250)    646,240

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            6,519,788   6,419,355   7,349,070   3,317,416   7,718,814   7,072,574
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $5,020,026  $6,519,788  $7,678,091  $7,349,070  $5,969,564  $7,718,814
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                          TEMPLETON
                                                           FRANKLIN                FRANKLIN               DEVELOPING
                                                          SMALL CAP            U.S. GOVERNMENT             MARKETS
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $        -  $        -  $        -  $        -

   Mortality and expense risk charge                   (13,922)          -        (282)          -        (927)          -

   Asset-related administration charge                  (1,678)          -         (34)          -        (111)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                        (15,600)          -        (316)          -      (1,038)          -

   Net realized gain (loss) on investments             (45,890)          -         285           -      (1,130)          -

   Net change in unrealized appreciation
      (depreciation)                                  (490,989)          -       3,704           -     (23,712)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (552,479)          -       3,673           -     (25,880)          -

UNIT TRANSACTIONS:
   Subscriptions                                     4,609,907           -     128,500           -     166,146           -
   Redemptions                                      (1,307,095)          -     (20,127)          -     (17,038)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      3,302,812           -     108,373           -     149,108           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                           2,750,333           -     112,046           -     123,228           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $2,750,333  $        -  $  112,046  $        -  $  123,228  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                  SUB-ACCOUNTS
                                                    ------------------------------------------------------------------------
                                                          LEXINGTON               LEXINGTON
                                                           NATURAL                 EMERGING                 SCUDDER
                                                          RESOURCES                MARKETS                  BALANCED
----------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ------------------------
                                                       2000        1999        2000        1999        2000         1999
----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   10,348  $   19,051  $        -  $   10,118  $ 5,697,055  $ 2,094,191

   Mortality and expense risk charge                   (33,761)    (39,509)    (52,823)    (23,655)    (475,097)    (341,290)

   Asset-related administration charge                  (4,051)     (4,741)     (6,339)     (2,839)     (57,013)     (40,955)
                                                    ----------  ----------  ----------  ----------  -----------  -----------

   NET INVESTMENT INCOME (LOSS)                        (27,464)    (25,199)    (59,162)    (16,376)   5,164,945    1,711,946

   Net realized gain (loss) on investments             (73,663)   (209,600)    441,565     (46,183)     427,227      463,236

   Net change in unrealized appreciation
      (depreciation)                                   529,352     595,416  (2,590,732)  2,077,283   (6,896,066)   1,630,659
                                                    ----------  ----------  ----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS     428,225     360,617  (2,208,329)  2,014,724   (1,303,894)   3,805,841

UNIT TRANSACTIONS:
   Subscriptions                                       345,881     592,542   5,059,925   1,414,232   16,046,064   17,145,821
   Redemptions                                      (1,074,569) (1,186,942) (4,349,162)   (840,347)  (9,295,755)  (5,414,228)
                                                    ----------  ----------  ----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (728,688)   (594,400)    710,763     573,885    6,750,309   11,731,593
                                                    ----------  ----------  ----------  ----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                            (300,463)   (233,783) (1,497,566)  2,588,609    5,446,415   15,537,434

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            3,044,101   3,277,884   3,965,234   1,376,625   34,858,342   19,320,908
                                                    ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                 $2,743,638  $3,044,101  $2,467,668  $3,965,234  $40,304,757  $34,858,342
                                                    ==========  ==========  ==========  ==========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                  SUB-ACCOUNTS
                                                    ------------------------------------------------------------------------
                                                                                   J.P. MORGAN
                                                            SCUDDER                DISCIPLINED                WANGER
                                                         INTERNATIONAL                EQUITY               US SMALL CAP
----------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------  ----------------------  ----------------------
                                                       2000         1999        2000#        1999        2000        1999
----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $ 2,212,282  $ 1,031,536  $   12,150  $        -  $  225,293  $  179,673

   Mortality and expense risk charge                   (254,374)    (151,895)    (12,445)          -     (19,509)    (24,157)

   Asset-related administration charge                  (30,525)     (18,227)     (1,506)          -      (2,341)     (2,899)
                                                    -----------  -----------  ----------  ----------  ----------  ----------

   NET INVESTMENT INCOME (LOSS)                       1,927,383      861,414      (1,801)          -     203,443     152,617

   Net realized gain (loss) on investments              502,444      297,660     (18,700)          -      35,560      29,947

   Net change in unrealized appreciation
      (depreciation)                                 (7,704,994)   4,949,059    (283,373)          -    (421,299)    206,143
                                                    -----------  -----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   (5,275,167)   6,108,133    (303,874)          -    (182,296)    388,707

UNIT TRANSACTIONS:
   Subscriptions                                     11,078,970    5,889,025   5,114,643           -      79,779     389,919
   Redemptions                                       (6,256,066)  (1,931,045)   (912,880)          -    (559,320)   (677,529)
                                                    -----------  -----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       4,822,904    3,957,980   4,201,763           -    (479,541)   (287,610)
                                                    -----------  -----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             (452,263)  10,066,113   3,897,889           -    (661,837)    101,097

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            19,627,174    9,561,061           -           -   2,097,208   1,996,111
                                                    -----------  -----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $19,174,911  $19,627,174  $3,897,889  $        -  $1,435,371  $2,097,208
                                                    ===========  ===========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                       SUB-ACCOUNTS
                                                    --------------------------------------------------
                                                            AMERICAN                  AMERICAN
                                                            CENTURY                   CENTURY
                                                            BALANCED               INTERNATIONAL
------------------------------------------------------------------------------------------------------
                                                    ------------------------  ------------------------
                                                       2000         1999         2000         1999
------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   509,261  $ 1,555,562  $   319,657  $         -

   Mortality and expense risk charge                   (158,404)    (137,327)    (217,295)    (121,920)

   Asset-related administration charge                  (19,019)     (16,479)     (26,083)     (14,630)
                                                    -----------  -----------  -----------  -----------

   NET INVESTMENT INCOME (LOSS)                         331,838    1,401,756       76,279     (136,550)

   Net realized gain (loss) on investments              (84,585)     (94,694)   1,164,185      266,620

   Net change in unrealized appreciation
      (depreciation)                                   (796,315)    (348,738)  (4,777,101)   5,570,624
                                                    -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS     (549,062)     958,324   (3,536,637)   5,700,694

UNIT TRANSACTIONS:
   Subscriptions                                      3,929,234    4,093,456   11,128,878    3,514,812
   Redemptions                                       (2,995,438)  (2,328,009)  (4,952,962)  (1,888,202)
                                                    -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                         933,796    1,765,447    6,175,916    1,626,610
                                                    -----------  -----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                              384,734    2,723,771    2,639,279    7,327,304

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            12,627,813    9,904,042   15,531,496    8,204,192
                                                    -----------  -----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                 $13,012,547  $12,627,813  $18,170,775  $15,531,496
                                                    ===========  ===========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Separate Account C (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             SAFECO Reource Series Trust
         SAFECO RST Bond (SAFECO Bond)                                RST Bond Portfolio
         SAFECO RST Equity (SAFECO Equity)                            RST Equity Portfolio
         SAFECO RST Growth Opportunities (SAFECO Growth
           Opportunities)                                             RST Growth Opportunities Portfolio
         SAFECO RST Money Market (SAFECO Money Market)                RST Money Market Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                      RST Northwest Portfolio
         SAFECO RST Small Company Value (SAFECO Small Co.
           Value)                                                     RST Small Company Value Portfolio

                                                             INVESCO Variable Investment Funds, Inc.
         INVESCO Real Estate Opportunity                              INVESCO VIF-Real Estate Opportunity Fund

                                                             Dreyfus Investment Portfolios
         Dreyfus MidCap Stock                                         Dreyfus MidCap Stock Portfolio
         Dreyfus Technology Growth                                    Dreyfus Technology Growth Portfolio

                                                             Dreyfus Variable Investment Fund
         Dreyfus Appreciation                                         Dreyfus Appreciation Portfolio
         Dreyfus Quality Bond                                         Dreyfus Quality Bond Portfolio

                                                             The Dreyfus Socially Responsible Growth
                                                             Fund, Inc.
         Dreyfus Socially Responsible                                 The Dreyfus Socially Responsible Growth
                                                                        Fund

                                                             Variable Insurance Products Fund (VIP)
         Fidelity Growth                                              VIP Growth Portfolio

                                                             Variable Insurance Products Fund II (VIP II)
         Fidelity Contrafund                                          VIP II Contrafund Portfolio

                                                             Variable Insurance Products Fund III (VIP III)
         Fidelity Growth & Income                                     VIP III Growth & Income Portfolio
         Fidelity Growth Opportunities                                VIP III Growth Opportunities Portfolio

                                                             AIM Variable Insurance Funds, Inc.
         AIM Aggressive Growth                                        AIM V.I. Aggressive Growth
         AIM Growth                                                   AIM V.I. Growth

                                                             Federated Insurance Series
         Federated High Income Bond (Federated High Income)           Federated High Income Bond Fund II
         Federated International Equity (Federated
           International)                                             Federated International Equity Fund II
         Federated Utility                                            Federated Utility Fund II

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             Franklin Templeton Variable Insurance Products
                                                             Trust
         Franklin Small Cap                                           Franklin Small Cap Fund - Class 2
         Franklin U.S. Government                                     Franklin U.S. Government Fund - Class 2
         Templeton Developing Markets                                 Templeton Developing Markets Securities
                                                                        Fund - Class 2

                                                             ING Pilgrim Investments, Inc.
         Lexington Natural Resources                                  Lexington Natural Resources Trust
         Lexington Emerging Markets                                   Lexington Emerging Markets Fund, Inc.

                                                             Scudder Variable Life Investment Fund
         Scudder Balanced                                             Scudder Balanced Portfolio
         Scudder International                                        Scudder International Portfolio

                                                             J.P. Morgan Series Trust II
         J.P. Morgan U.S. Disciplined Equity (J.P. Morgan             J.P. Morgan U.S. Disciplined Equity
           Disciplined Equity)                                        Portfolio

                                                             Wanger Advisors Trust
         Wanger US Small Cap                                          US Small Cap Portfolio

                                                             American Century Variable Portfolios, Inc.
         American Century Balanced                                    VP Balanced
         American Century International                               VP International

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio.

     SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.     EXPENSES

     SAFECO Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Spinnaker and Mainsail products is, on an annual basis, equal to the rate of 1.40% (1.25% for the mortality

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
     and expense risks and 0.15% for administrative charges) of the average daily net assets of the Separate Account. The daily charge for the Spinnaker Advisor product is, on an annual basis, equal to 1.45% (1.25% for the mortality and expense risks and 0.20% for administrative charges) of the average daily net assets of the Separate Account.

     There may be fees deducted by SAFECO Life from a contract holder's account and not directly from the Separate Account. These fees may vary by product. For more information relating to these fees, please see the product prospectus.

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in underlying portfolio shares for the year or period ended December 31, 2000 was as follows:

         SUB-ACCOUNT                                PURCHASES      SALES
         ------------------------------------------------------------------
             SAFECO Bond                           $ 3,122,395  $ 2,606,460
             SAFECO Equity                          61,316,244   59,703,510
             SAFECO Growth Opportunities            42,615,614   28,946,817
             SAFECO Money Market                    32,690,440   35,690,231
             SAFECO Northwest                       28,039,806   12,107,267
             SAFECO Small Company Value              2,013,991    1,604,375
             INVESCO Real Estate Opportunity         1,842,161      892,935
             Dreyfus MidCap Stock                    6,976,273    1,370,685
             Dreyfus Technology Growth               5,620,307    1,149,691
             Dreyfus Appreciation                    1,380,060      492,669
             Dreyfus Quality Bond                      424,631          742
             Dreyfus Socially Responsible            3,362,181      306,687
             Fidelity Growth                        13,987,242      624,638
             Fidelity Contrafund                    24,702,029   11,759,578
             Fidelity Growth & Income                2,888,338      930,599
             Fidelity Growth Opportunities           5,945,291    3,396,349
             AIM Aggressive Growth                   8,585,625    1,238,598
             AIM Growth                              7,729,506    1,037,932
             Federated High Income Bond              1,812,287    2,239,128
             Federated International Equity          8,295,313    3,813,874
             Federated Utility                       2,182,956    2,890,142
             Franklin Small Cap                      4,664,328    1,373,868
             Franklin U.S. Government                  134,791       26,630
             Templeton Developing Markets              173,916       25,712
             Lexington Natural Resources               382,346    1,139,232
             Lexington Emerging Markets              5,087,248    4,437,034
             Scudder Balanced                       22,226,720   10,307,720
             Scudder International                  13,336,117    6,586,131
             J.P. Morgan Disciplined Equity          5,146,308      942,950
             Wanger US Small Cap                       315,015      591,969
             American Century Balanced               4,483,978    3,218,485
             American Century International         11,509,320    5,253,985

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     HISTORICAL ACCUMULATION UNIT VALUES

                                                     SPINNAKER
                                                    DECEMBER 31
                                    -------------------------------------------
         SUB-ACCOUNT                 2000     1999     1998     1997     1996
         ----------------------------------------------------------------------
             SAFECO Bond            $21.447  $19.452  $20.536  $19.130  $17.915
             SAFECO Equity           57.012   64.812   60.124   48.808   39.633
             SAFECO Growth
               Opportunities         37.163   40.161   38.556   38.410   26.928
             SAFECO Money Market     17.169   16.457   15.951   15.413   14.874
             SAFECO Northwest        19.974   23.810   15.611   15.388   11.905
             SAFECO Small Company
               Value *               10.589   11.426   10.040   12.731        -
             INVESCO Real Estate
               Opportunity #         10.772    8.491    8.577        -        -
             Dreyfus MidCap Stock
               @                     10.103        -        -        -        -
             Dreyfus Technology
               Growth @               6.518        -        -        -        -
             Dreyfus Appreciation
               @                      9.830        -        -        -        -
             Dreyfus Quality Bond
               @                     10.821        -        -        -        -
             Dreyfus Socially
               Responsible @          8.813        -        -        -        -
             Fidelity Growth @        8.609        -        -        -        -
             Fidelity Contrafund #   12.772   13.870   11.317        -        -
             Fidelity Growth &
               Income @               9.859        -        -        -        -
             Fidelity Growth
               Opportunities #        9.449   11.554   11.235        -        -
             AIM Aggressive Growth
               @                      8.542        -        -        -        -
             AIM Growth @             7.423        -        -        -        -
             Federated High Income
               Bond**                11.215   12.500   12.391   12.236   10.899
             Federated
               International
               Equity **             20.688   27.113   14.866   12.003   11.056
             Federated Utility**     15.315   17.058   17.010   15.135   12.117
             Franklin Small Cap @     8.454        -        -        -        -
             Franklin U.S.
               Government@           10.876        -        -        -        -
             Templeton Developing
               Markets @              8.032        -        -        -        -
             Lexington Natural
               Resources**           15.557   13.327   11.844   14.952   14.148
             Lexington Emerging
               Markets**              8.097   13.790    6.131    8.670    9.946
             Scudder Balanced        22.527   23.315   20.501   16.872   13.771
             Scudder International   19.261   24.947   16.367   14.008   13.022
             J.P. Morgan
               Disciplined Equity
               @                      8.952        -        -        -        -
             Wanger US Small Cap
               **                    25.610   28.278   22.925   21.391   16.754
             American Century
               Balanced *            10.718   11.165   10.287    9.008    7.887
             American Century
               International *       10.942   13.341    8.244    7.039    6.016

     * Unit values on the inception date (May 1, 1997) were $10.000 for RST Small Company Value, $7.160 for American Century Balanced, and $6.200 for American Century International Sub-accounts.

     ** Unit values on the inception date (February 15, 1996) were $11.920 for Lexington Natural Resources, $10.540 for Lexington Emerging Markets, $11.410 for Federated Utility, $10.050 for Federated High Income, and $10.480 for Federated International Sub-accounts.

     # Unit values on the inception date (May 1, 1998) were $10.000 for the Fidelity Contrafund, Fidelity Growth Opportunities and INVESCO Realty Sub-accounts.

     @ Unit values on the inception date (May 1, 2000) were $10.000 for the Dreyfus MidCap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible, Fidelity Growth, Fidelity Growth & Income, AIM Aggressive Growth, AIM Growth, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets and JP Morgan Disciplined Equity Sub Accounts.

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                             SPINNAKER ADVISOR ##
         Sub-Account                                          DECEMBER 31, 2000
         ------------------------------------------------------------------------
             SAFECO Bond                                           $10.541
             SAFECO Equity                                           8.987
             SAFECO Growth Opportunities                             8.764
             SAFECO Money Market                                    10.194
             SAFECO Northwest                                        7.951
             SAFECO Small Company Value                              9.181
             INVESCO Real Estate Opportunity                        10.368
             Dreyfus MidCap Stock                                    9.377
             Dreyfus Technology Growth                               5.931
             Dreyfus Appreciation                                    9.413
             Dreyfus Quality Bond                                   10.507
             Dreyfus Socially Responsible                            8.322
             Fidelity Growth                                         8.173
             Fidelity Growth & Income                                9.535
             Fidelity Growth Opportunities                           8.412
             AIM Aggressive Growth                                   7.995
             AIM Growth                                              7.144
             Federated High Income Bond                              9.186
             Federated Utility                                       9.114
             Franklin Small Cap                                      7.765
             Franklin U.S. Government                               10.543
             Templeton Developing Markets                            8.325
             Scudder Balanced                                        9.424
             Scudder International                                   9.085
             J.P. Morgan Disciplined Equity                          8.691
             American Century Balanced                               9.260
             American Century International                          8.886

     ## The Spinnaker Advisor product performance inception date was August 30, 2000. All unit values on inception date were $10.000.

SAFECO Separate Account C
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Separate Account C

We have audited the accompanying statement of assets and liabilities of the SAFECO Separate Account C (comprised of the SAFECO RST Bond, SAFECO RST Equity, SAFECO RST Growth Opportunities, SAFECO RST Money Market, SAFECO RST Northwest, SAFECO RST Small Company Value, INVESCO Real Estate Opportunity, Dreyfus Midcap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible, Fidelity Growth, Fidelity Contrafund, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated International Equity, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets, Lexington Natural Resources, Lexington Emerging Markets, Scudder Balanced, Scudder International, J.P Morgan U.S. Disciplined Equity, Wanger US Small Cap, American Century Balanced, and American Century International sub-accounts) ("the Separate Account") as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2000, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of the Separate Account at December 31, 2000, the results of their operations and changes in their net assets for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                                             /s/ Ernst & Young LLP
Seattle, Washington
January 31, 2001

AUDITED CONSOLIDATED
FINANCIAL STATEMENTS

SAFECO Life Insurance Company and Subsidiaries
Years Ended December 31, 2000, 1999 and 1998 with Report of Independent Auditors

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS




                              TABLE OF CONTENTS

                                                                      Page
Report of Independent Auditors.......................................   1

Consolidated Financial Statements

     Consolidated Balance Sheets.....................................   2

     Statements of Consolidated Income...............................   4

     Consolidated Statements of Changes in Shareholder's Equity......   5

     Statements of Consolidated Comprehensive Income (Loss)..........   5

     Statements of Consolidated Cash Flows...........................   6

     Notes to Consolidated Financial Statements......................   8

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheets of SAFECO Life Insurance Company and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                 [ERNST & YOUNG LLP SIGNATURE]

Seattle, Washington
February 9, 2001

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(In Thousands Except Share Amounts)


                                                                                     December 31
                                                                                     -----------
                                                                                 2000             1999
                                                                            --------------    -------------
ASSETS
Investments:
Fixed Maturities Available-for-Sale, at Market Value
 (Amortized Cost: $14,276,961; $10,634,736)..............................    $ 14,402,461      $ 10,322,572
Fixed Maturities Held-to-Maturity, at Amortized Cost
 (Market Value: $0; $2,772,099)..........................................              --         2,733,290
Marketable Equity Securities, at Market Value
 (Cost: $26,290; $10,572)................................................          26,152            15,205
First Mortgage Loans on Real Estate:
 Nonaffiliates (At cost, less allowance for losses: $10,779; $10,781)....         810,036           746,232
 Affiliates..............................................................          38,078            74,583
 Real Estate.............................................................           3,108             3,829
 Policy Loans............................................................          91,435            64,478
 Short-Term Investments (At cost which approximates market)..............         137,034           378,656
 Other Invested Assets...................................................             646               259
                                                                             ------------      ------------
  Total Investments......................................................      15,508,950        14,339,104

Cash.....................................................................          32,838            20,969
Accrued Investment Income................................................         224,597           210,207
Accounts and Notes Receivable (At cost, less allowance for doubtful
 accounts: $0; $168).....................................................          82,427            84,923
Reinsurance Recoverables.................................................          99,138            37,762
Deferred Policy Acquisition Costs (Net of valuation allowance:
 $534; $225).............................................................         293,311           265,830
Present Value of Future Profits..........................................          60,708            11,741
Other Assets.............................................................          64,500            70,351
Goodwill.................................................................          31,951                --
Deferred Income Tax Asset (Includes tax benefit on unrealized
 depreciation of investment securities:  $0; $107,714)...................              --           106,453
Assets Held in Separate Accounts.........................................       1,275,105         1,403,248
                                                                             ------------      ------------
   Total Assets..........................................................    $ 17,673,525      $ 16,550,588
                                                                             ------------      ------------
                                                                             ------------      ------------


                   See Notes to Consolidated Financial Statements

                                                                                     December 31
                                                                                     -----------
                                                                                 2000             1999
                                                                            --------------    -------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
 Policy and Contract Liabilities:
  Funds Held Under Deposit Contracts.....................................    $ 14,085,670      $ 13,402,480
  Future Policy Benefits.................................................         342,077           164,475
  Policy and Contract Claims.............................................          74,116            34,355
  Premiums Paid in Advance...............................................           9,618             8,054
  Other Policyholders' Funds.............................................         185,895           362,565
                                                                             ------------      ------------
    Total Policy and Contract Liabilities................................      14,697,376        13,971,929
 Other Liabilities.......................................................         135,830           130,623
 Federal Income Taxes:
  Current................................................................          35,511            11,678
  Deferred (Includes tax on unrealized appreciation of
   investment securities: $43,690; $0)...................................          18,137                --
  Liabilities Related to Separate Accounts...............................       1,275,105         1,403,248
                                                                             ------------      ------------
    Total Liabilities....................................................      16,161,959        15,517,478

Commitments and Contingencies

Shareholder's Equity:
 Common Stock, $250 Par Value;
  20,000 Shares Authorized, Issued and Outstanding......................            5,000             5,000
 Additional Paid-In Capital.............................................          243,993            85,000
 Retained Earnings......................................................        1,181,324         1,143,041
 Accumulated Other Comprehensive Income (Loss)..........................           81,249          (199,931)
                                                                             ------------      ------------
    Total Shareholder's Equity..........................................        1,511,566         1,033,110
                                                                             ------------      ------------
      Total Liabilities and Shareholder's Equity........................     $ 17,673,525      $ 16,550,588
                                                                             ------------      ------------
                                                                             ------------      ------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED INCOME
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Revenues:
 Premiums...............................................................     $    422,285      $    256,742     $    254,410
 Investment Income:
  Interest on Fixed Maturities..........................................        1,065,388           994,603          925,827
  Interest on Mortgage Loans............................................           65,045            62,090           56,313
  Interest on Short-Term Investments....................................            9,748             3,827            4,898
  Dividends from Marketable Equity Securities...........................            3,708               416              693
  Dividends from Redeemable Preferred Stock.............................           17,088            17,990           17,088
  Other Investment Income...............................................           11,290             9,617            4,446
                                                                            --------------    --------------    -------------
    Total...............................................................        1,172,267         1,088,543        1,009,265
  Less Investment Expenses..............................................            6,604             4,177            3,804
                                                                            --------------    --------------    -------------
 Net Investment Income..................................................        1,165,663         1,084,366        1,005,461
                                                                            --------------    --------------    -------------
 Other Revenue..........................................................           49,383            36,185           28,069
 Realized Investment Gain (Loss)........................................          (15,773)           (4,683)          13,612
                                                                            --------------    --------------    -------------
    Total...............................................................        1,621,558         1,372,610        1,301,552
                                                                            --------------    --------------    -------------
Benefits and Expenses:
 Policy Benefits........................................................        1,219,457         1,025,233          994,081
 Commissions............................................................          101,954            75,555           95,250
 Personnel Costs........................................................           76,828            59,781           53,814
 Taxes Other Than Payroll and Income Taxes..............................           22,871            22,797           12,980
 Other Operating Expenses...............................................           75,028            47,074           54,815
 Amortization of Deferred Policy Acquisition Costs......................           37,148            34,030           39,076
 Write-off of Deferred Policy Acquisition Costs and Other Write-offs....               --            12,993           46,800
 Deferral of Policy Acquisition Costs...................................          (51,689)          (52,998)         (65,944)
 Amortization of Present Value of Future Profits........................            4,987               803            3,790
 Amortization of Goodwill...............................................              937                --               --
                                                                            --------------    --------------    -------------
    Total...............................................................        1,487,521         1,225,268        1,234,662
                                                                            --------------    --------------    -------------
Income before Federal Income Taxes......................................          134,037           147,342           66,890
                                                                            --------------    --------------    -------------
Provision (Benefit) for Federal Income Taxes:
 Current................................................................           56,962            66,639           24,725
 Deferred...............................................................          (10,158)          (15,766)          (1,359)
                                                                            --------------    --------------    -------------
    Total...............................................................           46,804            50,873           23,366
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Common Stock............................................................     $      5,000      $      5,000     $      5,000
                                                                            --------------    --------------    -------------
Additional Paid-In Capital:
 Balance at the Beginning of Year.......................................           85,000            85,000           85,000
 Capital Contribution from Parent.......................................          158,993                --               --
                                                                            --------------    --------------    -------------
 Balance at the End of Year.............................................          243,993            85,000           85,000
                                                                            --------------    --------------    -------------
Retained Earnings:
 Balance at the Beginning of Year.......................................        1,143,041         1,046,572        1,093,048
 Net Income.............................................................           87,233            96,469           43,524
 Dividends to Parent....................................................          (48,950)               --          (90,000)
                                                                            --------------    --------------    -------------
 Balance at the End of Year.............................................        1,181,324         1,143,041        1,046,572
                                                                            --------------    --------------    -------------
Accumulated Other Comprehensive Income (Loss):
 Unrealized Appreciation (Depreciation) of Investment
   Securities, Net of Tax:
     Balance at the Beginning of Year...................................         (199,931)          339,442          305,517
     Change in Unrealized Appreciation (Depreciation),
       Net of Deferred Policy Acquisition Costs Valuation Allowance.....          281,180          (539,373)          33,925
                                                                            --------------    --------------    -------------
     Balance at the End of Year.........................................           81,249          (199,931)         339,442
       Shareholder's Equity.............................................     $  1,511,566      $  1,033,110     $  1,476,014
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------


STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS)
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
                                                                            --------------    --------------    -------------
Other Comprehensive Income (Loss), Net of Tax:
  Unrealized Appreciation (Depreciation) of Investment
    Securities Arising During the Year (Net of tax:
    $145,863; $(289,865); $21,842)......................................          270,891          (538,321)          40,563

  Less:  Reclassification Adjustment for Realized (Gains)
    Losses Included in Net Income (Net of tax: $(5,541); $566; $3,574)..           10,289            (1,052)          (6,638)
                                                                            --------------    --------------    -------------
  Other Comprehensive Income (Loss).....................................          281,180          (539,373)          33,925
                                                                            --------------    --------------    -------------
Comprehensive Income (Loss).............................................     $    368,413      $   (442,904)    $     77,449
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
OPERATING ACTIVITIES:
 Insurance Premiums Received............................................     $    306,544      $    218,429     $    224,293
 Dividends and Interest Received........................................        1,079,248           980,630          919,236
 Other Operating Receipts...............................................           46,972            35,972           27,498
 Insurance Claims and Policy Benefits Paid..............................         (599,214)         (382,039)        (402,118)
 Underwriting, Acquisition and Insurance Operating Costs Paid...........         (267,362)         (194,743)        (221,294)
 Income Taxes Paid......................................................          (35,814)          (37,791)         (61,086)
                                                                            --------------    --------------    -------------
    Net Cash Provided by Operating Activities...........................          530,374           620,458          486,529
                                                                            --------------    --------------    -------------
INVESTING ACTIVITIES:
 Purchases of:
   Fixed Maturities Available-for-Sale..................................       (2,643,440)       (2,496,571)      (2,117,938)
   Fixed Maturities Held-to-Maturity....................................           (2,217)             (901)          (1,691)
   Purchase of Subsidiary, Net of Cash Acquired.........................               --            (2,000)              --
   Other Investments....................................................          (19,055)             (493)          (7,345)
   Policy and Nonaffiliated Mortgage Loans..............................         (136,984)         (251,144)        (103,602)
   Options and Futures..................................................         (205,774)         (159,369)        (168,554)
 Maturities of Fixed Maturities Available-for-Sale......................          776,021           914,839          732,377
 Maturities of Fixed Maturities Held-to-Maturity........................            8,723            13,336            7,280
 Sales of:
   Fixed Maturities Available-for-Sale..................................        1,458,220           683,225          643,539
   Fixed Maturities Held-to-Maturity....................................              108             6,296           18,235
   Other Investments....................................................           28,592             6,203            7,522
   Policy and Nonaffiliated Mortgage Loans..............................           76,358            98,366           65,797
   Affiliated Mortgage Loans............................................           36,505             2,024           14,491
   Options and Futures..................................................          228,968           179,503          141,302
 Net (Increase) Decrease in Short-Term Investments......................          249,174          (323,152)           2,013
 Other..................................................................              (65)          (12,081)          (1,163)
                                                                            --------------    --------------    -------------
    Net Cash Used in Investing Activities...............................         (144,866)       (1,341,919)        (767,737)
                                                                            --------------    --------------    -------------
FINANCING ACTIVITIES:
 Funds Received Under Deposit Contracts.................................        1,255,732         1,809,340        1,198,147
 Return of Funds Held Under Deposit Contracts...........................       (1,590,966)       (1,050,947)      (1,091,965)
 Dividends to Parent....................................................          (48,950)               --          (94,000)
 Cash of Subsidiary Contributed from Parent.............................           12,844                --               --
 Net Proceeds from (Repayment of) Short-Term Borrowings.................           (2,299)          (24,284)          32,835
                                                                            --------------    --------------    -------------
    Net Cash Provided by (Used in) Financing Activities.................         (373,639)          734,109           45,017
                                                                            --------------    --------------    -------------
Net Increase (Decrease) in Cash.........................................           11,869            12,648         (236,191)
Cash at Beginning of Year...............................................           20,969             8,321          244,512
Cash at End of Year.....................................................     $     32,838      $     20,969     $      8,321
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions


                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
Adjustments to Reconcile Net Income to
 Net Cash Provided by Operating Activities:
   Realized Investment (Gain) Loss......................................           15,773             4,683          (13,612)
Amortization of Fixed Maturity Investments..............................          (29,825)          (37,141)         (26,774)
Deferred Federal Income Tax Benefit.....................................          (10,158)          (15,766)          (1,359)
Interest Expense on Deposit Contracts...................................          555,469           628,392          633,437
Mortality and Expense Charges and Administrative Fees...................          (68,348)          (38,825)         (29,753)
Other...................................................................           11,233               265            5,535

Changes in:
 Future Policy Benefits.................................................           61,748             5,526            7,274
 Policy and Contract Claims.............................................           35,585            (4,036)             703
 Premiums Paid in Advance...............................................            1,209              (107)            (984)
 Deferred Policy Acquisition Costs......................................          (20,245)           (7,925)          17,062
 Accrued Investment Income..............................................           (5,520)          (19,320)          (9,130)
 Accrued Interest on Accrual Bonds......................................          (45,801)          (45,311)         (50,440)
 Other Receivables......................................................          (91,985)            4,164           (9,979)
 Current Federal Income Taxes...........................................           21,148            28,847          (36,361)
 Other Assets and Liabilities...........................................           12,632            25,027          (42,225)
 Other Policyholders' Funds.............................................              226            (4,484)            (389)
                                                                            --------------    --------------    -------------
    Total Adjustments...................................................          443,141           523,989          443,005
                                                                            --------------    --------------    -------------
Net Cash Provided by Operating Activities...............................     $    530,374      $    620,458     $    486,529
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company and its subsidiaries offer individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company is a wholly-owned subsidiary of SAFECO Corporation, which is a Washington corporation, the subsidiaries of which engage primarily in insurance and financial services businesses. The Company owns five subsidiaries: SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, American States Life Insurance Company, D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc.

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc., both of which are Delaware corporations doing business as insurance services providers. WM Life Insurance Company and Empire Life Insurance Company, which were acquired in 1997, were merged into the Company on July 1, 1998 and January 1, 2000, respectively. On March 31, 2000, American States Life Insurance Company was contributed to the Company. See
Note 2.

BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and include amounts based on the best estimates and judgments of management. The financial statements include the Company and its subsidiaries.

All significant intercompany transactions have been eliminated in the consolidated financial statements.

ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

INVESTMENTS. Effective October 1, 2000, SAFECO reclassed its held-to-maturity investment portfolio securities to available-for-sale. The amortized cost and market value of the securities transferred was $2,753 million and $2,816 million, respectively. The transfer resulted in a net of tax increase of $41 million in other comprehensive income on that date. This reclassification was made to provide additional investment flexibility. Previously, fixed maturity investments (i.e., bonds and redeemable preferred stocks) that the Company had the intent and ability to hold to maturity were classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading or held to maturity at December 31, 2000.

All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes.

When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statements of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The cost of security investments sold is determined by the "identified cost" method.

Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

REAL ESTATE. Income-producing real estate is classified as an investment. Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statements of Consolidated Income.

DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. In 1999, a $13 million write-off of deferred acquisition costs was charged to current operations. This charge was related to the equity-indexed annuity product. In 1998, a $46.8 million write-off of deferred acquisition costs was charged to current operations. This charge was primarily related to two blocks of annuity business, the equity-indexed product and a declared rate fixed annuity product, and to the universal life business, all of which had been adversely affected by market conditions. Approximately $28 million of the write-off was related to the equity-indexed annuity product. The cost of the options purchased to fund the obligation under these contracts increased significantly, adversely affecting the projected recoverability of deferred acquisition costs. There were no significant adjustments made in 2000.

Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

PRESENT VALUE OF FUTURE PROFITS. The present value of future profits (PVFP) represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(1,042), $(182) and $626 for the years ended December 31, 2000, 1999 and 1998, respectively. The PVFP is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 2000, 1999 or 1998. PVFP is amortized under Financial Accounting Standards Board (FASB) Statement 97, based on gross profit margins as they develop each year. This methodology results in volatile amortization patterns. Our best estimate is that, over the next five years, four to seven percent of the balance will be amortized each year.

OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call options are carried at market value with unrealized gains and losses recorded in income. Realized gains and losses on these instruments are recognized upon termination.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The Company also uses Treasury and S&P 500 futures to manage the interest rate and equity exposure for the S&P 500 interest owed on the equity-indexed annuity product. Futures are included in other invested assets at market value with unrealized gains and losses recorded in income. Realized gains and losses on futures are recognized upon termination.

Interest rate swaps are recorded at market value with realized gains and losses recognized upon termination.

FUNDS HELD UNDER DEPOSIT CONTRACTS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 4.5% to 8.75%.

FUTURE POLICY BENEFITS. Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.0% graded to 3.25%.

POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Accounts are not reflected in the Statements of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

FEDERAL INCOME TAXES. The Company and its subsidiaries, except for American States Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

NEW ACCOUNTING STANDARD. The FASB issued Statement 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") in June 1998. The statement amends or supersedes several previous FASB statements and requires the recognition of all derivatives (including certain derivative instruments embedded in other contracts) as either assets or liabilities in the statement of financial position and measuring those instruments at fair value. The accounting for changes in such fair values depends on the use of the derivative. In June 1999, the FASB issued Statement 137, which allows entities to defer adoption of Statement 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," which addresses a limited number of implementation issues arising for SFAS 133.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The Company will adopt SFAS 133, as amended, on January 1, 2001. The Company estimates that the cumulative after-tax effect of adopting SFAS 133, as amended, will have no effect on net income and will decrease other comprehensive income by approximately $2 million.

2. ACQUISITIONS AND AGREEMENTS

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc. for $2,000. The acquisition has been treated as a purchase for accounting purposes. The transaction was financed through internal sources. As part of the agreement, the Company also agreed to pay $11,941 and assume $20,309 in net liabilities for the right to reinsure the policies of Medical Risk Solutions, a division of ING North America Insurance Corporation, until the policy anniversary date. At the anniversary date of the reinsured policies, the Company will offer its policy as a replacement. The $32,250 total purchase price was capitalized in other assets, and is being amortized over 15 years, beginning January 1, 2000. Amortization for the year ended December 31, 2000, was $2,150.

In December 1999, the Company entered into an asset acquisition agreement with Sound Benefits Administrators of Wisconsin, Inc., a third party administrator. The agreement allows for the purchase of various assets including intellectual property, owned personal property, contract rights, accounts receivable and the books and records used in the business. The purchase price is based on the Company's profits from the Select Benefits product and will be adjusted at various dates based on results. The initial payment of $3,800, less the amount attributable to the personal property, was capitalized as deferred policy acquisition cost and is being amortized over five years.

On March 31, 2000, American States Life Insurance Company was contributed to the Company by SAFECO Corporation at market value of $158,993. The balance sheet at that date consisted of the following:

Assets                                                        Liabilities
   Fixed Maturities, Available-for-Sale    $  457,637            Future Policy Benefits              $  115,854

   Marketable Equity Securities                18,790            Policy and Contract Claims               4,178

   All Other Investments Assets                41,310            Premiums Paid in Advance                   355

   Cash                                        12,844            Funds held Under Deposit Contracts     356,223

   Accrued Investment Income                    8,870            Current Income Taxes Payable             2,684

   Reinsurance Recoverables                    14,116            All Other Liabilities                   26,266
                                                                                                     -----------
   Deferred Policy Acquisition Costs            7,545                                                $  505,560
                                                                                                     -----------
   Present Value of Future Profits             52,912                                                -----------

   Goodwill                                    31,993            Contribution from Parent            $  158,993
                                                                                                     -----------
   Deferred Income Tax Asset                   16,656                                                -----------

   All Other Receivables                        1,880
                                           -----------
                                           $  664,553
                                           -----------
                                           -----------

A summary of revenues and net income for American States Life Insurance Company prior to the contribution date is as follows:


                                                                 Year Ended December 31
                                Three Months Ended           -----------------------------
                                  March 31, 2000                  1999           1998
                                ------------------           -------------   -------------
Revenues                           $22,618,294                $86,900,443     $91,880,332

Net Income                         $ 3,876,754                $14,948,875     $11,372,351

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)



3. INVESTMENTS

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 2000* follows:

                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
  government agencies and authorities..............    $    845,559   $    146,710   $    (1,577)   $    145,133   $      990,692
States, municipalities and political subdivisions..         249,136         17,658        (5,981)         11,677          260,813
Foreign governments................................         247,353         40,582          (346)         40,236          287,589
Public utilities...................................       1,774,267         57,574       (48,807)          8,767        1,783,034
All other corporate bonds..........................       7,546,648        171,862      (363,669)       (191,807)       7,354,841
Mortgage-backed securities.........................       3,613,998        130,414       (18,920)        111,494        3,725,492
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified
  as available-for-sale............................      14,276,961        564,800      (439,300)        125,500       14,402,461
Marketable equity securities.......................          26,290          1,111        (1,249)           (138)          26,152
                                                       -------------  -------------  ------------  --------------  --------------
Total investment securities classified as
 available-for-sale................................    $ 14,303,251   $    565,911    $ (440,549)        125,362   $   14,428,613
                                                       -------------  -------------  ------------                  --------------
                                                       -------------  -------------  ------------                  --------------
Deferred policy acquisition costs valuation allowance............................................           (534)
Applicable federal income tax....................................................................        (43,579)
                                                                                                   --------------
Unrealized appreciation of investment securities,
   net of tax, included in shareholder's equity (accumulated other comprehensive income (loss))..   $     81,249
                                                                                                   --------------
                                                                                                   --------------

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1999 follows:


                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
 government agencies and authorities...............    $    555,847   $     25,921   $    (8,065)   $     17,856   $     573,703
States, municipalities and political subdivisions..         132,977          7,336        (3,969)          3,367         136,344
Foreign governments................................          90,852          2,826          (591)          2,235          93,087
Public utilities...................................       1,413,426         10,474       (45,092)        (34,618)      1,378,808
All other corporate bonds..........................       5,528,543         35,946      (293,473)       (257,527)      5,271,016
Mortgage-backed securities.........................       2,913,091         31,406       (74,883)        (43,477)      2,869,614
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified as
 available-for-sale................................      10,634,736        113,909      (426,073)       (312,164)     10,322,572
Marketable equity securities.......................          10,572          4,672           (39)          4,633          15,205
                                                       -------------  -------------  ------------  --------------  --------------
Total investment securities classified as
 available-for-sale................................    $ 10,645,308   $    118,581   $  (426,112)       (307,531)  $  10,337,777
                                                       -------------  -------------  ------------                  --------------
                                                       -------------  -------------  ------------                  --------------
Deferred policy acquisition costs valuation allowance............................................           (225)
Applicable federal income tax....................................................................        107,825
                                                                                                   --------------
Unrealized depreciation of investment securities,
 net of tax, included in shareholder's equity (accumulated other comprehensive income (loss))....  $    (199,931)
                                                                                                   --------------
                                                                                                   --------------


A summary of fixed maturities classified as held-to-maturity at December 31, 1999 follows:


                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
 government agencies and authorities...............    $    282,465   $     27,580   $      (743)   $     26,837   $     309,302
States, municipalities and political subdivisions..         140,269          1,684        (6,000)         (4,316)        135,953
Foreign governments................................         150,268         19,040            --          19,040         169,308
Public utilities...................................         415,715         17,957       (13,731)          4,226         419,941
All other corporate bonds..........................       1,424,007         43,903       (55,647)        (11,744)      1,412,263
Mortgage-backed securities.........................         320,566         10,961        (6,195)          4,766         325,332
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified as
 held-to-maturity..................................    $  2,733,290   $    121,125   $   (82,316)  $      38,809   $   2,772,099
                                                       -------------  -------------  ------------  --------------  --------------
                                                       -------------  -------------  ------------  --------------  --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The amortized cost and estimated market value of fixed maturities at December 31, 2000* by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Available-for-Sale
                                                 ------------------------------
                                                                    Estimated
                                                   Amortized         Market
                                                      Cost            Value
                                                 -------------   --------------
Due in one year or less........................   $   503,186      $   503,704

Due after one year through five years..........     2,627,009        2,593,059

Due after five years through ten years.........     1,334,860        1,324,519

Due after ten years............................     6,197,908        6,255,687

Mortgage-backed securities.....................     3,613,998        3,725,492
                                                 -------------    -------------
    Total......................................   $14,276,961      $14,402,461
                                                 -------------    -------------
                                                 -------------    -------------


At December 31, 2000 and 1999, the Company held below investment grade fixed maturities of $560 million and $559 million at amortized cost, respectively. The respective market values of these investments were approximately $437 and $515 million. These holdings amounted to 3.0% and 3.9% of the Company's investments in fixed maturities at market value at December 31, 2000 and 1999, respectively.

Certain fixed maturity securities with an amortized cost of $11,621 and $7,644 at December 31, 2000 and 1999, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

At December 31, 2000 and 1999, mortgage loans constituted approximately 4.8% and 5.0% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 31% of the total in California. Individual loans generally do not exceed $10 million.

The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 2000 is less than one percent of the total of such investments.



* On October 1, 2000, the fixed maturities held-for-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The proceeds from sales of investment securities and related gains and losses for 2000* are as follows:

                                                                         Year Ended December 31, 2000
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $    1,458,220       $            108    $         27,230
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $       31,180       $             --    $          7,981
Gross realized losses on sales........................          (33,639)                    --              (3,565)
                                                        -------------------  ------------------  -------------------
   Realized gains (losses) on sales...................           (2,459)                    --               4,416
Other (Including net gain on calls and redemptions)...           15,160                     90                  --
Writedowns (Including writedowns on
securities subsequently sold).........................          (32,947)                    --                  --
                                                        -------------------  ------------------  -------------------
Total realized gain (loss)............................   $      (20,246)      $             90    $          4,416
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

The proceeds from sales of investment securities and related gains and losses for 1999 are as follows:

                                                                         Year Ended December 31, 1999
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $         683,225    $          6,296    $           5,534
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $          13,358    $             --    $             947
Gross realized losses on sales........................             (14,559)             (6,266)                  --
                                                        -------------------  ------------------  -------------------
   Realized gains (losses)  on sales..................              (1,201)             (6,266)                 947
Other (Including net gain or loss on calls
 and redemptions).....................................               2,472                 (52)                  --
Writedowns (Including writedowns on
 securities subsequently sold)........................                (600)                 --                   --
                                                        -------------------  ------------------  -------------------
Total realized gain (loss)............................   $             671    $         (6,318)   $             947
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

One fixed maturity security, classified as held-to-maturity, was sold during 1999 due to evidence of a significant deterioration in credit quality. The amortized cost of this security was $12,562, and the loss realized on this sale was $6,266.

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The proceeds from sales of investment securities and related gains and losses for 1998 are as follows:

                                                                         Year Ended December 31, 1998
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $         643,539    $         18,235    $             665
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $          12,350    $          3,384    $             335
Gross realized losses on sales........................                (480)                 --                   (3)
                                                        -------------------  ------------------  -------------------
   Realized gains on sales............................              11,870               3,384                  332
Other (Including net gain or loss on calls
 and redemptions).....................................              (1,557)                 --                   --
Writedowns (Including writedowns on
 securities subsequently sold)........................                (433)                 --                   --
                                                        -------------------  ------------------  -------------------
Total realized gain...................................   $           9,880    $          3,384    $             332
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

One fixed maturity security, classified as held-to-maturity, was sold during 1998 due to restructuring by the bond issuer and the expected significant downgrade resulting from it. The amortized cost of this security was $14,851, and the gain realized on this sale was $3,384.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Realized gains (losses):
  Fixed maturities.....................................   $    (20,156)    $    (5,647)    $    13,264
  Marketable equity securities.........................          4,416             947             332
  Real estate..........................................            (33)             17              16
                                                         --------------   -------------   -------------
    Realized gain (loss) before federal income taxes...   $    (15,773)    $    (4,683)    $    13,612
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Increase (decrease) in unrealized
 appreciation/depreciation of:
 Fixed maturities classified as available-for-sale....    $    437,664     $  (875,248)    $    62,781
 Marketable equity securities.........................          (4,771)            561            (829)
 Deferred policy acquisition costs valuation
  allowance...........................................            (309)         44,883          (9,759)
 Applicable federal income tax........................        (151,404)        290,431         (18,268)
                                                         --------------   -------------   -------------
 Net change in unrealized appreciation/depreciation...    $    281,180     $  (539,373)    $    33,925
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Allowance at beginning of year........................    $     10,781     $    11,173     $    11,609
Loans charged off as uncollectible....................              (2)           (392)           (436)
                                                         --------------   -------------   -------------
Allowance at end of year..............................    $     10,779     $    10,781     $    11,173
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

The allowance includes specific reserves, as well as general reserve amounts. The total investment in impaired loans before any reserve for losses is $0 and $589 at December 31, 2000 and 1999, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $0 and $59 is included in the overall allowance of $10,779 and $10,781 at December 31, 2000 and 1999, respectively.

4. COMMITMENTS AND CONTINGENCIES

The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,560 at December 31, 2000. At December 31, 2000, unfunded mortgage loan commitments approximate $20,835. The Company has no other material commitments or contingencies at December 31, 2000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


5. FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

Estimated fair values of financial instruments at December 31 are as follows:

                                                             2000                              1999
                                              ---------------------------------   ---------------------------------
                                                  Carrying        Estimated         Carrying           Estimated
                                                   Amount         Fair Value         Amount           Fair Value
                                              ---------------   ---------------   ---------------   ---------------
Financial assets:

  Fixed maturities available-for-sale.......   $  14,402,461     $  14,402,461     $  10,322,572     $  10,322,572
  Fixed maturities held-to-maturity.........              --                --         2,733,290         2,772,099
  Marketable equity securities..............          26,152            26,152            15,205            15,205
  Mortgage loans............................         848,114           755,000           820,815           749,000

Financial liabilities:
  Funds held under deposit contracts........      14,085,670        13,977,000        13,402,480        13,136,000

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.7 billion and $3.2 billion, at market values, at December 31, 2000 and 1999, respectively, are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBs). CMOs and CMBs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs and CMBs comprised of the riskier, more volatile type (e.g., principal only, inverse floaters, etc.) has been intentionally limited to only a small amount, approximately 1% of total mortgage-backed securities at both December 31, 2000 and 1999.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 5 (continued)

In 1997, the Company introduced an equity-indexed annuity product that credits the policyholder based on a percentage of the gain in the S&P 500 index. Sales of this product were suspended in the fourth quarter of 1998.
A hedging program with the objective to hedge the exposure to changes in the S&P 500 market risk has been established. The program consists of buying and writing S&P 500 options, buying Treasury interest rate futures and trading S&P 500 futures.

Realized gains and losses on both options and futures are recognized upon termination of the options and future contracts. The Company records futures and options at market value with unrealized gains and losses recorded in policy benefits in current income.

The balance in other assets for call options purchased was $0 and $2,023 at December 31, 2000 and 1999, respectively. The balance of futures contracts at December 31, 2000 and 1999, respectively, was $396 and $8,287. At December 31, 1999, the Company had a $5,819 liability for written S&P 500 call options included in other liabilities. The Company had no written S&P 500 call options at December 31, 2000.

The Company does not enter into financial instruments for speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

6. REINSURANCE

The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholder as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers is experiencing financial difficulties.

Reinsurance Recoverables are comprised of the following amounts:

                                                                December 31
                                                        ------------------------------
                                                             2000           1999
                                                        -------------   --------------
Unpaid losses and adjustment expense..................    $   3,176       $    767
Paid claims...........................................        2,931          1,179
Life policy liabilities...............................       94,272         35,695
Other reinsurance recoverables (payables).............       (1,241)           121
                                                        -------------   --------------
     Total reinsurance recoverables...................    $  99,138       $ 37,762
                                                        -------------   --------------
                                                        -------------   --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 6 (continuted)

The effects of reinsurance on the premium and policy benefit amounts in the Statements of Consolidated Income are as follows:


                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Reinsurance Ceded:

  Premiums............................................    $   (31,581)     $   (21,216)    $   (16,479)
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

  Policy benefits.....................................    $   (35,099)     $    (9,347)    $    (7,162)
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

Reinsurance Assumed:

  Premiums............................................    $    30,484      $       697     $       876
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

  Policy benefits.....................................    $    36,188      $     2,464     $     3,487
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------


The increase in assumed premiums and policy benefits during 2000 reflect the assumed block of group life and health business acquired from ING North America Insurance Corporation. See Note 2 for additional information.

7. STATUTORY BASIS INFORMATION

The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Washington has adopted the provisions of the revised manual, except as otherwise provided by Washington State law. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will have a positive impact on the Company's statutory-basis capital and surplus as of adoption.

Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 7 (continued)

Statutory net income and capital and surplus, by company, are as follows:

                                                                                   Year Ended December 31
                                                                     ----------------------------------------------
                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Statutory Net Income:
  SAFECO Life Insurance Company...................................    $    63,364      $    91,666     $    64,599
  SAFECO National Life Insurance Company..........................            745            1,121           1,012
  First SAFECO National Life Insurance Company of New York........            493              751             576
  American States Life Insurance Company..........................         21,021               --              --
  Empire Life Insurance Company...................................             --              596           1,799
                                                                     --------------   -------------   -------------
      Total.......................................................    $    85,623      $    94,134     $    67,986
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------

                                                                                       December 31
                                                                     ----------------------------------------------
                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Statutory Capital and Surplus:
  SAFECO Life Insurance Company and Subsidiaries..................    $    705,957     $   637,522     $   576,791
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------


The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 2000.

8. DIVIDEND RESTRICTIONS

Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $112,372 at December 31, 2000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


9. EMPLOYEE BENEFIT PLANS

SAFECO Corporation and subsidiary companies (the Companies) sponsor defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a 401(k) savings plan. A cash balance defined benefit plan covering substantially all employees provides benefits for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $2,503, $2,479 and $6,070 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. Net periodic other postretirement benefit costs for the Company were $3,113, $1,091 and $510 in 2000, 1999 and 1998, respectively. The accrued postretirement benefit cost recorded in the balance sheet was $9,161 and $6,634 at December 31, 2000 and 1999, respectively.

10. INCOME TAXES

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are not material.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 10 (continued)

The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                      December 31
                                                                              ------------------------------
                                                                                   2000            1999
                                                                              --------------   -------------
Deferred tax assets:
  Discounting of loss and adjustment expense reserves.......................   $        522     $       463
  Uncollected premium adjustment............................................          6,657           3,303
  Adjustment to life policy liabilities.....................................         53,972          50,646
  Capitalization of policy acquisition costs................................         84,918          61,087
  Postretirement benefits...................................................          3,206           2,322
  Realized capital losses on write down of investment securities............         18,486           3,114
  Guarantee fund assessments................................................          1,687           1,681
  Intercompany sale of securities...........................................          1,339           1,009
  Unrealized depreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance:  $0; $79)........................             --         107,714
  Other.....................................................................          1,926           1,610
                                                                              --------------   -------------
     Total deferred tax assets..............................................        172,713         232,949
                                                                              --------------   -------------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................................        102,846          93,119
  Present value of future profits...........................................         21,248           4,109
  Bond discount accrual.....................................................         12,128          17,180
  Right to reinsure.........................................................          9,194          11,039
  Unrealized appreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance:  $187; $0).......................         43,690              --
  Other.....................................................................          1,744           1,049
                                                                              --------------   -------------
     Total deferred tax liabilities.........................................        190,850         126,496
                                                                              --------------   -------------
     Net deferred tax asset (liability).....................................   $    (18,137)    $   106,453
                                                                              --------------   -------------
                                                                              --------------   -------------


The following table reconciles the deferred tax benefit in the Statements of Consolidated Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:

                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Deferred tax benefit.............................................     $  (10,158)      $  (15,766)     $  (1,359)

Net deferred tax (asset) liability acquired in acquisitions
  and contributions..............................................        (16,656)              --          3,539

Deferred tax changes reported in shareholder's equity:
  Increase (decrease) in liability related to unrealized
    appreciation or depreciation of investment securities........        151,512         (306,140)        21,684

  (Increase) decrease in liability related to deferred
    policy acquisition costs valuation allowance.................           (108)          15,709         (3,416)
                                                                     --------------   -------------   -------------
Change in net deferred tax asset/liability.......................     $  124,590       $ (306,197)     $  20,448
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


11. SEGMENT DATA

The Company's reportable business segments are strategic business units that offer distinctive products marketed through independent agents in various distribution channels.

The Company has five reportable segments: Individual, Retirement Services, Settlement Annuities, Group and Corporate. Individual issues traditional, term and universal life insurance policies. Retirement Services issues fixed and variable deferred annuity products. Settlement Annuities issues immediate annuities for structured pay out situations. Group issues excess loss health insurance to companies that have self-insured medical plans. The Corporate segment is used to retain profits from the four product lines and pay dividends to the parent company, SAFECO Corporation.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Company management evaluates performance based on operating profit or loss before income taxes.

                                                                     Year Ended December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $    110,219   $        601   $         --    $    311,465    $         --    $    422,285
  Net Investment Income...........        200,283        391,029        495,808           1,895          76,648       1,165,663
  Other Revenue...................          9,828         36,173             36           2,045           1,301          49,383
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        320,330        427,803        495,844         315,405          77,949       1,637,331

Expenses
  Policy Benefits.................        236,868        327,630        440,317         214,642              --       1,219,457
  Commissions.....................         19,056         22,945         15,912          44,041              --         101,954
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................         12,003         24,758             --           5,374              --          42,135
  Deferral of Policy Acquisition
   Costs..........................        (24,763)       (17,443)            --          (9,483)             --         (51,689)
  Other Expenses..................         58,014         40,051         13,209          56,674           7,716         175,664
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
        Policy Benefits...........        301,178        397,941        469,438         311,248           7,716       1,487,521
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income From
  Insurance Operations............         19,152         29,862         26,406           4,157          70,233         149,810
Realized Investment Gain (Loss)...         (2,804)       (25,401)        17,553          (3,495)         (1,626)        (15,773)
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income before Federal
  Income Taxes....................   $     16,348   $      4,461   $     43,959    $        662    $     68,607    $    134,037
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                           December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  3,147,137   $  4,807,828   $   6,502,843   $     39,352    $  1,011,790    $ 15,508,950
  Assets Held in
    Separate Accounts.............        120,960      1,154,145              --             --              --       1,275,105
  Total Assets....................      3,615,006      6,169,094       6,605,102        192,205       1,092,118      17,673,525

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                                     Year Ended December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $     62,409   $        536   $          --   $    193,797    $         --    $    256,742
  Net Investment Income...........        113,830        410,908         486,561          1,845          71,222       1,084,366
  Other Revenue...................          3,808         32,348              29             --              --          36,185
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        180,047        443,792         486,590        195,642          71,222       1,377,293

Expenses
  Policy Benefits.................        134,700        310,495         422,925        157,113              --       1,025,233
  Commissions.....................         10,237         24,255          11,764         29,149             150          75,555
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................          5,447         24,979              --          4,407              --          34,833
  Write-off of Deferred Policy
   Acquisition Costs..............             --         12,993              --             --              --          12,993
  Deferral of Policy Acquisition
   Costs..........................        (25,698)       (18,932)             --         (8,368)             --         (52,998)
  Other Expenses..................         47,378         37,452           9,640         32,849           2,333         129,652
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
       Policy Benefits............        172,064        391,242         444,329        215,150           2,483       1,225,268
                                     -------------  -------------  --------------  -------------   -------------   -------------

Income (Loss) From
  Insurance Operations............          7,983         52,550          42,261        (19,508)         68,739         152,025
Realized Investment Gain (Loss)...            325         (1,031)         (5,927)           295           1,655          (4,683)
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) before Federal
  Income Taxes....................   $      8,308   $     51,519   $      36,334   $    (19,213)   $     70,394    $    147,342
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                             December 31, 1999
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  1,946,604   $  5,624,219   $   5,879,843   $     14,534    $    873,904    $ 14,339,104
  Assets Held in
    Separate Accounts.............        126,908      1,276,340              --             --              --       1,403,248
  Total Assets....................      2,308,863      7,204,831       6,010,669        104,749         921,476      16,550,588

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                                     Year Ended December 31, 1998
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $     50,563   $        698   $          --   $    203,149    $         --    $    254,410
  Net Investment Income...........         69,267        411,661         449,313          2,695          72,525       1,005,461
  Other Revenue...................          3,509         24,483              77             --              --          28,069
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        123,339        436,842         449,390        205,844          72,525       1,287,940

Expenses
  Policy Benefits.................         84,004        349,834         399,130        161,113              --         994,081
  Commissions.....................         10,864         46,236          12,211         25,639             300          95,250
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................          8,438         30,576              --          3,852              --          42,866
  Write-off of Deferred Policy
   Acquisition Costs and
   Other Write-offs...............         11,500         32,300              --             --           3,000          46,800
  Deferral of Policy Acquisition
   Costs..........................        (18,610)       (42,788)             --         (4,546)             --         (65,944)
  Other Expenses..................         37,782         40,177           7,398         33,919           2,333         121,609
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
        Policy Benefits...........        133,978        456,335         418,739        219,977           5,633       1,234,662
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) From
  Insurance Operations............        (10,639)       (19,493)         30,651        (14,133)         66,892          53,278
Realized Investment Gain..........            828          4,304              --             --           8,480          13,612
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) before
  Federal Income Taxes............   $     (9,811)  $    (15,189)  $      30,651   $    (14,133)   $     75,372    $     66,890
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                            December 31, 1998
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  1,075,256   $  5,761,722   $   5,877,496   $     39,918    $  1,056,042    $ 13,810,434
  Assets Held in
    Separate Accounts.............         98,715      1,102,420              --             --              --       1,201,135
  Total Assets....................      1,307,561      7,195,140       5,971,534         90,125       1,093,684      15,658,044

                            SAFECO SEPARATE ACCOUNT C
                                     PART C
                                OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS: The following audited financial statements of SAFECO Separate Account C and SAFECO Life Insurance Company are included in the Statement of Additional Information of this Registration
     Statement:


     REGISTRANT:

           Statement of Assets and Liabilities as of December 31, 2000. Statements of Operations and Changes in Net Assets for the Year or Period Ended December 31, 2000 and 1999.
           Notes to Financial Statements.


     SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
           Consolidated Balance Sheets as of December 31, 2000 and 1999. Statements of Consolidated Income for the years ended December 31, 2000, 1999 and 1998.
           Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.
           Statements of Consolidated Comprehensive Income (Loss) for the years ended December 31, 2000, 1999 and 1998.
           Statements of Consolidated Cash Flows for the years ended
           December 31, 2000, 1999 and 1998.
           Notes to Consolidated Financial Statements.


b.   EXHIBITS

EXHIBIT NUMBER                     DESCRIPTION OF DOCUMENT
       1.           Resolution of Board of Directors of SAFECO authorizing the establishment of the Separate Account.  1/

       2.           Not Applicable.

       3.    (i)    Form of Principal Underwriter's Agreement.  1/
             (ii)   Selling Agreement.   2/

       4.    (i)    Individual Flexible Premium Deferred Variable
                    Annuity Contract.   10/

       5.           Application for Annuity Contract.   10/

       6.    (i)    Copy of Articles of Incorporation of SAFECO.  1/
             (ii)   Copy of the Bylaws of SAFECO.  1/

       7.           Not Applicable.

       8.a.  (i)    Fund Participation Agreement (Scudder).  2/
             (ii)   Reimbursement Agreement (Scudder).  2/
             (iii)  Participating Contract and Policy Agreement (Scudder).  2/
             (iv)   Services Agreement (Scudder).  6/

       8.b.         Participation Agreement by and among SAFECO Life Insurance
                    Company, Federated Insurance Series, on behalf of the Federated High Income Bond Fund II, Federated International
                    Equity Fund II, Federated Utility Fund II, Federated
                    Securities Corp. and Federated Advisers.  3/

       8.c.         Participation Agreement by and among SAFECO Life Insurance
                    Company, TCI Portfolios, Inc. and/or Adviser for TCI
                    Balanced Fund and TCI International Fund.(TCI has since changed its name to American Century). 4/

       8.d.         Form of Participation Agreement (Fidelity).  5/

       8.e.         Participation Agreement by and among INVESCO Variable
                    Investment Funds, Inc., INVESCO Funds Group, Inc. and
                    SAFECO Life Insurance Company.  6/

       8.f.         Form of Participation Agreement (AIM).  8/

       8.g.         Form of Participation Agreement (Dreyfus).  8/

       8.h.         Form of Participation Agreement (Franklin Templeton).  8/

       8.i.         Form of Participation Agreement (J.P. Morgan).  8/

       9.           Opinion and Consent of Counsel.  9/

       10.          Consent of Independent Auditors.

       11.          Not Applicable.

       12.          Not Applicable.

       13.          Calculation of Performance Information.  3/

       14.          Power of Attorney.  7/

       15.          Representation of Counsel.


1/ Incorporated by reference to SAFECO Separate Account C's registration statement filed on Form N-4, filed with the Securities and Exchange Commission on June 16, 1995.
             (Files No. 33-60331 and 811-8052).

2/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

3/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29,1996 (File No. 33-69712).

4/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-60331).

5/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

6/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on May 1, 1998 (File
             No. 33-69712).

7/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 2001 (File No. 33-69712).

8/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712).

9/ Incorporated by reference to Registrant's Initial Registration filed with the SEC on July 17, 2000 (File No. 333-41622).

10/ Incorporated by reference to Registrant's Pre-Effective Amendment filed with the SEC on October 6, 2000 (File No. 333-41622).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Separate Account C or the variable annuity contracts offered through SAFECO Separate Account C. Unless otherwise indicated the principal business address of all officers or directors listed is 5069 154th Place N.E., Redmond, Washington 98052.


       NAME                                POSITION WITH SAFECO
*      Michael S. McGavick                 Director, Chairman of the Board

       Randall H. Talbot                   Director, President

       Roger F. Harbin                     Director, Executive Vice President, Actuary

*      Rodney A. Pierson                   Director, Senior Vice President,
                                           Secretary

*      Donald S. Chapman                   Director

*      James W. Ruddy                      Director

**     Dale E. Lauer                       Director

*      William T. Lebo                     Director

       Leslie J. Rice                      Vice President, Controller, Assistant Secretary

       Michael J. Kinzer                   Vice President, Chief Actuary

***    Ronald L. Spaulding                 Director, Vice President, Treasurer

       Jean Liebmann                       Actuary

       George C. Pagos                     Associate General Counsel,
                                           Vice President, Assistant Secretary


* The principal business address of these officers and directors is SAFECO Plaza, Seattle, WA 98185.
** The principal business address of Dale E. Lauer is 500 N. Meridian Street, Indianapolis, IN 46204.
*** The principal business address of Ronald L. Spaulding is 601 Union Street,
    Suite 2500, Seattle, WA 98101-4074.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate
Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly owned subsidiary of SAFECO Corporation, which is a publicly owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company,

SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom, American States Insurance Company, American States Preferred Insurance Company, and American Economy Insurance Company, each an Indiana corporation, SAFECO eCommerce, Inc. and SAFECO Financial Products, Inc., both Washington corporations, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and SAFECO Management Corporation, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group
Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc., and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas, a Texas corporation, SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation:
S.C. Bellevue, Inc., and S.C. Marysville, Inc. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.


No person is directly or indirectly controlled by Registrant.

All subsidiaries are included in consolidated financial statements. In addition SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2001, there were 28,944 Contract Owners of the Registrant.


ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.


b. The following information is provided for each principal officer and director of the principal underwriter:


            Name and Principal                             Positions and Offices
            Business Address                               with Underwriter
            -----------------                              ---------------------
       *    Rodney A. Pierson                              Director
       **   Ronald L. Spaulding                            Director
       ***  David F. Hill                                  Director, President
       ***  David H. Longhurst                             Vice President, Controller, Treasurer,
                                                           Financial Principal and Secretary


       * The principal business address for Rodney A. Pierson is SAFECO Plaza, Seattle, WA 98185.
       ** The principal business address for Ronald L. Spaulding is 601 Union Street, Suite 2500, Seattle, WA 98101-4074.
       *** The principal business address for David F. Hill and David H. Longhurst is 10865 Willows Road NE, Redmond, Washington 98052.


c. During the fiscal year ended December 31, 2000, SAFECO Investment Services, Inc., through SAFECO Securities, Inc., received $6,082,813 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. SAFECO Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or SAFECO Asset Management Company at 10865 Willows Road N.E., E-2, Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES

Not Applicable


ITEM 32. UNDERTAKINGS

1. Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

       a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

       b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

       c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

       d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of
              (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

       e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant and Depositor represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

2. In connection with the offer of Registrant's Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant's Post-Effective Amendment No. 1.

                                SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 30th day of April, 2001.


                                                 SAFECO Separate Account C
                                                 -------------------------
                                                        Registrant

                                                 By:  SAFECO Life Insurance Company
                                                      -----------------------------

                                                 By:  /S/ RANDALL H. TALBOT
                                                      ----------------------------
                                                      Randall H. Talbot, President


                                                      SAFECO Life Insurance Company
                                                      -----------------------------
                                                                  Depositor

                                                 By:  /S/ RANDALL H. TALBOT
                                                      ----------------------------
                                                      Randall H. Talbot, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


NAME                                    TITLE                                  DATE
DONALD S. CHAPMAN*                      Director
-----------------------
Donald S. Chapman


WILLIAM T. LEBO*                        Director
----------------
William T. Lebo


MICHAEL S. MCGAVICK*                    Director and Chairman
-----------------------
Michael S. McGavick


LESLIE J. RICE*                         Vice President, Controller and
-----------------------
Leslie J. Rice                          Assistant Secretary (Principal
                                        Accounting Officer)

RONALD L. SPAULDING*                    Director,  Vice
-----------------------
Ronald L. Spaulding                     President and Treasurer


RODNEY A. PIERSON*                      Director, Senior Vice
-----------------------
Rodney A. Pierson                       President and Secretary


JAMES W. RUDDY*                         Director
------------------
James W. Ruddy


/S/ ROGER F. HARBIN                     Director, Executive Vice President and Actuary
-------------------
Roger F. Harbin


DALE E. LAUER*                          Director
--------------
Dale E. Lauer


/S/ RANDALL H. TALBOT                   Director and President (Principal Executive Officer)
---------------------
Randall H. Talbot



                                                   *By:   /S/ ROGER F. HARBIN
                                                          -------------------
                                                          Roger F. Harbin
                                                          Attorney-in-Fact


                                                   *By:   /S/ RANDALL H. TALBOT
                                                          ---------------------
                                                          Randall H. Talbot
                                                          Attorney-in-Fact

                    EXHIBIT INDEX

EXHIBIT NUMBER                    DESCRIPTION

99.10                             Consent of Independent Auditors


99.15                             Representation of Counsel